JEFFERSON

NATIONAL

LIFE ANNUITY

ACCOUNT E

Annual Report

To

Contract Owners

December 31, 2020

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

HOME OFFICE: LOUISVILLE, KENTUCKY

Report of Independent Registered Public Accounting Firm

The Board of Directors of Jefferson National Life Insurance Company and Contract Owners of Jefferson National Life Annuity Account E:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Jefferson National Life Annuity Account E (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for each of the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 6 for each of the years or periods in the four-year period ended December 31, 2020 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and changes in its contract in its owners’ equity for each of the years or periods listed in the Appendix, and the financial highlights for each of the years or periods in the four-year period ended December 31, 2020, in conformity with U.S. generally accepted accounting principles. The financial highlights in Note 6 for the year ended December 31, 2016, were audited by other independent registered public accountants whose report, dated April 24, 2017, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/     KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more of Nationwide Life Insurance Company’s separate accounts, however we are aware that we have served as the auditor of one or more of Nationwide Life Insurance Company’s separate accounts since at least 1981.

Columbus, Ohio

April 2, 2021

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statements of operations for the year then ended, and the statements changes in contract owners’ equity for each of the years in the two-year period then ended.

ALGER PORTFOLIOS

Alger Small Cap Growth (AASCO)

Alger Capital Appreciation Class I-2 (ALCAI2)

Alger Large Cap Growth Class I-2 (ALCGI2)

Alger Mid Cap Growth (ALMGI2)

ALLIANCE VAR PRODUCTS SERIES

AB Growth and Income Class A (ALVGIA)

AMERICAN CENTURY VARIABLE PORT

American Century VP Balanced - Class I (ACVB)

American Century VP International I (ACVI)

American Century VP Disciplined Core Value I (ACVIG) (1)

American Century VP Inflation Protection Class II (ACVIP2)

American Century VP Large Company Value I (ACVLVI)

American Century VP Ultra I (ACVU1)

American Century VP Value I (ACVV)

AMUNDI PIONEER ASSET MGMNT

Amundi Pioneer High Yield VCT Class II (PIHYB2)

Amundi Pioneer Equity Income VCT Class II (PIVEI2)

Amundi Pioneer Fund VCT Class II (PIVF2)

Amundi Pioneer Mid Cap Value VCT Class II (PIVMV2)

Amundi Pioneer Strategic Income VCT Class II (PIVSI2)

BNY MELLON FUNDS

BNY Mellon Stock Index (DSIF)

BNY Mellon Sustainable U.S. Equity (DSRG)

BNY Mellon Small Cap Stock Index - Serv (DVSCS)

COLUMBIA VARIABLE PORTFOLIO

CVP Seligman Global Technology - Class 2 (CLVGT2)

FEDERATED HERMES INSURANCE SERIES

Federated Hermes High Income Bond II (FHIB) (1)

Federated Hermes Kaufmann II (FVK2S) (1)

Federated Hermes Managed Volatility II (FVU2) (1)

GUGGENHEIM VARIABLE TRUST

Guggenheim Rydex Russell 2000 2X Strategy (GVR2XS)

Guggenheim Rydex US Government Money Market (GVRUGM)

Guggenheim Rydex Inverse NASDAQ-100 Strategy (RAF)

Guggenheim Rydex Biotechnology (RBF)

Guggenheim Rydex Banking (RBKF)

Guggenheim Rydex Basic Materials (RBMF)

Guggenheim Rydex Consumer Products (RCPF)

Guggenheim Rydex Electronics (RELF)

Guggenheim Rydex Energy (RENF)

Guggenheim Rydex Energy Services (RESF)

Guggenheim Rydex Financial Services (RFSF)

Guggenheim Rydex Health Care (RHCF)

Guggenheim Rydex Internet (RINF)

Guggenheim Rydex Inverse Gov’t Long Bond Strtgy (RJNF)

Guggenheim Rydex Europe 1.25X Strategy (RLCE)

2

Guggenheim Rydex Japan 2X Strategy (RLCJ)

Guggenheim Rydex Leisure (RLF)

Guggenheim Rydex Mid-Cap 1.5X Strategy (RMED)

Guggenheim Rydex Russell 2000 1.5X Strategy (RMEK)

Guggenheim Rydex Nova (RNF)

Guggenheim Rydex NASDAQ-100 (ROF)

Guggenheim Rydex Precious Metals (RPMF)

Guggenheim Rydex Real Estate (RREF)

Guggenheim Rydex Retailing (RRF)

Guggenheim Long Short Equity (RSRF)

Guggenheim Rydex Technology (RTEC)

Guggenheim Rydex Telecommunications (RTEL)

Guggenheim Rydex S&P 500 2X Strategy (RTF)

Guggenheim Rydex Transportation (RTRF)

Guggenheim Rydex Inverse S&P 500 Strategy (RUF)

Guggenheim Rydex Gov’t Long Bond 1.2X Strtgy (RUGB)

Guggenheim Rydex Utilities (RUTL)

Guggenheim Multi-Hedge Strategies (RVARS)

Guggenheim Rydex Commodities Strategy (RVCMD)

Guggenheim Rydex NASDAQ-100 2X Strategy (RVF)

Guggenheim Rydex Inverse Dow 2X Strategy (RVIDD)

Guggenheim Rydex Inverse Mid-Cap Strategy (RVIMC)

Guggenheim Rydex Inverse Russell 2000 Strategy (RVISC)

Guggenheim Rydex S&P 500 Pure Growth (RVLCG)

Guggenheim Rydex S&P 500 Pure Value (RVLCV)

Guggenheim Rydex Dow 2X Strategy (RVLDD)

Guggenheim Rydex S&P MidCap 400 Pure Growth (RVMCG)

Guggenheim Rydex S&P MidCap 400 Pure Value (RVMCV)

Guggenheim Rydex S&P SmallCap 600 Pure Growth (RVSCG)

Guggenheim Rydex S&P SmallCap 600 Pure Value (RVSCV)

Guggenheim Rydex Strengthening Dollar 2X Strategy (RVSDL)

Guggenheim Rydex Weakening Dollar 2X Strategy (RVWDL)

INVESCO V. I.

Invesco V.I. Value Opportunities II (AVBV2)

Invesco V.I. Core Equity I (AVGI)

Invesco V.I. High Yield I (AVHY1)

Invesco V.I. Diversified Dividend I (IVDDI)

Invesco V.I. Government Money Market I (IVGMMI)

Invesco V.I. Health Care I (IVHS)

Invesco V.I. Mid Cap Core Equity II (IVMCC2)

Invesco V.I. Global Real Estate I (IVRE)

Invesco V.I. Technology I (IVT)

JANUS ASPEN SERIES (1)

Janus Henderson Balanced - Inst (JABIN)

Janus Henderson Enterprise - Inst (JAEI)

Janus Henderson Forty - Inst (JAFRIN)

Janus Henderson Global Research - Inst (JAGRIN)

Janus Henderson Overseas - Inst (JAIG)

Janus Henderson Research - Inst (JARIN)

Janus Henderson Mid Cap Value - Inst (JMCVIN)

LAZARD RETIREMENT SERIES FUND

Lazard Retirement Emerging Markets Equity (LZREMS)

Lazard Retirement International Equity (LZRIES)

3

Lazard Retirement US Small-Mid Cap Equity (LZRUSM)

LMPV EQUITY TRUST

LMCBV Aggressive Growth I (LPVCAI)

LMCBV Dividend Strategy I (LPVCII)

LMCBV Large Cap Growth I (LVCLGI)

LMPV INCOME TRUST

LMWAV Global High Yield Bond I (SBVHY)

LORD ABBETT SERIES FUND, INC.

Lord Abbett Dividend Growth (LOVCDG) (1)

Lord Abbett Growth and Income (LOVGI)

NEUBERGER BERMAN ADV MGT TRUST

Neuberger Berman AMT Mid Cap Growth Class I (AMCG)

Neuberger Berman AMT Mid Cap Intrinsic Value I (AMRI)

Neuberger Berman AMT Sustainable Equity Class I (AMSRS)

Neuberger Berman AMT Short Duration Bond (AMTB)

NORTHERN LIGHTS VARIABLE TRUST

Ntrn Lts Power Dividend Index (NOVPDI)

Ntrn Lts Power Momentum (NOVPM)

PIMCO VARIABLE INSURANCE TRUST

PIMCO VIT All Asset - Admin (PMVAAA)

PIMCO VIT Emerging Markets Bond - Admin (PMVEBA)

PIMCO VIT International Bond (US Dollar Hedged) - Admin (PMVFHA)

PIMCO VIT Global Bond Opportunities Unhedged - Admin (PMVGBA)

PIMCO VIT High Yield - Admin (PMVHYA)

PIMCO VIT Low Duration - Admin (PMVLDA)

PIMCO VIT Long Term US Government - Admin (PMVLGA)

PIMCO VIT Real Return - Admin (PMVRRA)

PIMCO VIT CommodityRealReturn Strategy - Admin (PMVRSA)

PIMCO VIT Total Return - Admin (PMVTRA)

PIMCO VIT Short-Term - Admin (PVSTA)

ROYCE CAPITAL FUND

Royce Micro-Cap (ROCMC)

Royce Small-Cap (ROCSC)

THIRD AVENUE FFI STRATEGIES

Third Avenue FFI Strategies Portfolio (TAVV) (1)

VANECK VIP

VanEck Emerging Markets Bond (VWBF) (1)

VanEck VIP Emerging Markets (VWEM)

VanEck VIP Global Hard Assets Initial Cl (VWHA)

WELLS FARGO VARIABLE TRUST

Wells Fargo VT Discovery (SVDF)

Wells Fargo VT Opportunity (SVOF)

Statement of operations for the period from January 1, 2020 to December 23, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to December 23, 2020 (liquidation) and the year ended December 31, 2019.

BNY MELLON FUNDS

BNY Mellon Variable Investment Fund - International Value Portfolio: Initial Shares (DVIV)

4

Statement of changes in contract owners’ equity for the period from January 1, 2019 to December 24, 2019 (liquidation).

LAZARD RETIREMENT SERIES FUND

Lazard Retirement US Strategic Equity Portfolio (LZRUSE)

Statement of changes in contract owners’ equity for the period from January 1, 2019 to April 30, 2019 (liquidation).

NEUBERGER BERMAN ADV MGT TRUST

Neuberger Berman AMT Large Cap Value Portfolio (AMTP)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

5

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
AASCO	52,523	$1,297,625	$2,351,962	$8	$2,351,970	$-	$2,351,970	$2,351,970	$-	$2,351,970
ALCAI2	112,836	8,411,409	11,277,963	-	11,277,963	102	11,277,861	11,277,861	-	11,277,861
ALCGI2	68,530	4,022,406	6,401,353	119	6,401,472	-	6,401,472	6,401,472	-	6,401,472
ALMGI2	99,478	1,817,536	3,306,639	41	3,306,680	-	3,306,680	3,306,680	-	3,306,680
ALVGIA	13,015	377,787	377,053	15	377,068	-	377,068	377,068	-	377,068
ACVB	59,822	441,942	522,245	13	522,258	-	522,258	522,258	-	522,258
ACVI	30,952	343,928	436,430	-	436,430	25	436,405	436,405	-	436,405
ACVIG	111,752	957,735	1,148,810	34	1,148,844	-	1,148,844	1,148,844	-	1,148,844
ACVIP2	10,138	102,607	112,430	15	112,445	-	112,445	112,445	-	112,445
ACVLVI	88	1,197	1,422	-	1,422	7	1,415	1,415	-	1,415
ACVU1	4,377	87,011	120,286	-	120,286	40	120,246	120,246	-	120,246
ACVV	193,761	1,504,490	2,164,313	-	2,164,313	11	2,164,302	2,164,302	-	2,164,302
PIHYB2	4,882	44,440	44,768	-	44,768	4	44,764	44,764	-	44,764
PIVEI2	28,532	608,708	450,519	-	450,519	6	450,513	450,513	-	450,513
PIVF2	14,474	225,299	245,620	-	245,620	5	245,615	245,615	-	245,615
PIVMV2	1,551	27,419	27,518	-	27,518	9	27,509	27,509	-	27,509
PIVSI2	22,121	223,939	236,032	-	236,032	-	236,032	236,032	-	236,032
DSIF	242,051	9,430,347	15,556,629	73	15,556,702	-	15,556,702	15,544,920	11,782	15,556,702
DSRG	40,019	1,414,835	1,890,503	16	1,890,519	-	1,890,519	1,890,519	-	1,890,519
DVSCS	12,890	221,030	245,689	-	245,689	12	245,677	245,677	-	245,677
CLVGT2	60,406	1,139,972	1,707,063	43	1,707,106	-	1,707,106	1,707,106	-	1,707,106
FHIB	140,901	902,049	903,177	-	903,177	24	903,153	903,153	-	903,153
FVK2S	15,371	271,872	363,526	-	363,526	4	363,522	363,522	-	363,522
FVU2	28,924	281,022	320,770	-	320,770	9	320,761	320,761	-	320,761
GVRUGM	352,514	352,513	352,514	-	352,514	1	352,513	352,513	-	352,513
RAF	279	14,511	7,071	1	7,072	-	7,072	7,072	-	7,072
RBF	5,860	501,065	627,003	31	627,034	-	627,034	627,034	-	627,034
RBKF	847	78,489	74,543	8	74,551	-	74,551	74,551	-	74,551
RBMF	683	50,730	60,789	34	60,823	-	60,823	60,823	-	60,823
RCPF	5,283	334,555	374,433	1	374,434	-	374,434	374,434	-	374,434
RELF	427	31,485	69,306	-	69,306	6	69,300	69,300	-	69,300
RENF	1,293	262,112	148,679	13	148,692	-	148,692	148,692	-	148,692
RESF	198	89,878	37,179	-	37,179	5	37,174	37,174	-	37,174
RFSF	1,769	146,863	151,289	9	151,298	-	151,298	151,298	-	151,298
RHCF	7,924	508,072	684,833	5	684,838	-	684,838	684,838	-	684,838

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
RINF	585	50,390	96,157	57	96,214	-	96,214	96,214	-	96,214
RJNF	202	33,154	13,517	-	13,517	1	13,516	13,516	-	13,516
RLCE	1,356	138,351	143,479	5	143,484	-	143,484	143,484	-	143,484
RLCJ	1,340	102,803	158,837	17	158,854	-	158,854	158,854	-	158,854
RLF	744	76,426	91,130	6	91,136	-	91,136	91,136	-	91,136
RMED	2,334	499,792	478,932	-	478,932	50	478,882	478,882	-	478,882
RMEK	6,388	505,997	573,969	-	573,969	17	573,952	573,952	-	573,952
RNF	9,645	695,338	1,395,942	-	1,395,942	9	1,395,933	1,395,933	-	1,395,933
ROF	48,180	1,791,095	3,025,721	84	3,025,805	-	3,025,805	3,025,805	-	3,025,805
RPMF	11,625	380,870	549,379	14	549,393	-	549,393	549,393	-	549,393
RREF	1,580	60,947	60,531	1	60,532	-	60,532	60,532	-	60,532
RRF	451	35,665	58,092	15	58,107	-	58,107	58,107	-	58,107
RSRF	2,074	31,187	29,863	-	29,863	1	29,862	29,862	-	29,862
RTEC	3,170	359,377	583,266	-	583,266	22	583,244	583,244	-	583,244
RTEL	672	38,449	44,351	8	44,359	-	44,359	44,359	-	44,359
RTF	1,951	440,030	615,258	-	615,258	14	615,244	615,244	-	615,244
RTRF	72	5,693	7,872	-	7,872	1	7,871	7,871	-	7,871
RUF	611	27,479	25,149	-	25,149	1	25,148	25,148	-	25,148
RUGB	15,848	587,951	659,102	17	659,119	-	659,119	659,119	-	659,119
RUTL	12,634	349,117	390,774	20	390,794	-	390,794	390,794	-	390,794
RVARS	42	890	1,085	-	1,085	3	1,082	1,082	-	1,082
RVCMD	235	21,719	14,655	3	14,658	-	14,658	14,658	-	14,658
RVF	23,742	1,990,943	3,359,729	-	3,359,729	400	3,359,329	3,359,329	-	3,359,329
RVIDD	995	169,022	70,203	-	70,203	-	70,203	70,203	-	70,203
RVIMC	3	330	133	-	133	2	131	131	-	131
RVISC	5	315	192	-	192	1	191	191	-	191
RVLCG	10,106	504,493	557,539	14	557,553	-	557,553	557,553	-	557,553
RVLCV	5,912	294,320	276,399	1	276,400	-	276,400	276,400	-	276,400
RVLDD	4,147	479,775	612,971	70	613,041	-	613,041	613,041	-	613,041
RVMCG	4,373	155,321	198,126	-	198,126	37	198,089	198,089	-	198,089
RVMCV	1,679	64,243	72,590	8	72,598	-	72,598	72,598	-	72,598
RVSCG	1,778	93,344	108,070	29	108,099	-	108,099	108,099	-	108,099
RVSCV	1,463	87,783	87,347	-	87,347	3	87,344	87,344	-	87,344
RVSDL	294	11,909	10,338	1	10,339	-	10,339	10,339	-	10,339
RVWDL	121	8,014	7,433	-	7,433	4	7,429	7,429	-	7,429

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
AVBV2	8,319	50,429	46,670	4	46,674	-	46,674	46,674	-	46,674
AVGI	14,538	455,831	442,396	12	442,408	-	442,408	442,408	-	442,408
AVHY1	78,952	423,660	415,287	-	415,287	15	415,272	415,272	-	415,272
IVDDI	5,898	150,722	151,700	8	151,708	-	151,708	151,708	-	151,708
IVGMMI	4,307,411	4,307,416	4,307,411	-	4,307,411	1	4,307,410	4,307,410	-	4,307,410
IVHS	4,111	110,024	138,487	16	138,503	-	138,503	138,503	-	138,503
IVMCC2	24,041	287,111	246,181	28	246,209	-	246,209	246,209	-	246,209
IVRE	20,641	328,941	303,215	-	303,215	-	303,215	303,215	-	303,215
IVT	11,920	279,822	435,679	8	435,687	-	435,687	435,687	-	435,687
JABIN	36,375	1,257,429	1,585,240	18	1,585,258	-	1,585,258	1,585,258	-	1,585,258
JAEI	117,886	6,237,908	11,106,013	35	11,106,048	-	11,106,048	11,106,048	-	11,106,048
JAFRIN	12,966	505,255	739,080	1	739,081	-	739,081	739,081	-	739,081
JAGRIN	124,687	4,165,047	7,932,612	-	7,932,612	53	7,932,559	7,932,559	-	7,932,559
JAIG	17,263	578,075	659,635	-	659,635	56	659,579	659,579	-	659,579
JARIN	271,111	8,213,090	13,379,338	20	13,379,358	-	13,379,358	13,379,358	-	13,379,358
JMCVIN	4,363	70,409	69,990	7	69,997	-	69,997	69,997	-	69,997
LZREMS	11,743	239,748	248,135	-	248,135	10	248,125	248,125	-	248,125
LZRIES	7,891	80,004	83,798	7	83,805	-	83,805	83,805	-	83,805
LZRUSM	61,357	956,657	998,282	-	998,282	5	998,277	998,277	-	998,277
LPVCAI	2,210	60,009	66,398	20	66,418	-	66,418	66,418	-	66,418
LPVCII	5,802	111,936	128,219	-	128,219	20	128,199	128,199	-	128,199
LVCLGI	8,738	249,786	329,613	-	329,613	33	329,580	329,580	-	329,580
SBVHY	1,923	14,578	14,285	-	14,285	-	14,285	14,285	-	14,285
LOVCDG	28,805	420,328	516,480	-	516,480	10	516,470	516,470	-	516,470
LOVGI	66,007	1,898,570	2,306,300	29	2,306,329	-	2,306,329	2,267,642	38,687	2,306,329
AMCG	7,918	201,776	315,144	4	315,148	-	315,148	315,148	-	315,148
AMRI	6,160	103,844	94,869	-	94,869	14	94,855	94,855	-	94,855
AMSRS	24,994	650,753	767,054	17	767,071	-	767,071	767,071	-	767,071
AMTB	28,254	303,204	301,754	-	301,754	3	301,751	301,751	-	301,751
NOVPDI	248,648	3,899,948	3,234,905	3	3,234,908	-	3,234,908	3,234,908	-	3,234,908
NOVPM	470,183	11,513,037	11,919,139	-	11,919,139	7	11,919,132	11,919,132	-	11,919,132
PMVAAA	20,628	216,769	228,354	-	228,354	8	228,346	228,346	-	228,346
PMVEBA	1,265	16,319	17,004	1	17,005	-	17,005	17,005	-	17,005
PMVFHA	1,274	14,237	14,319	-	14,319	-	14,319	14,319	-	14,319
PMVGBA	7,005	84,915	85,394	-	85,394	8	85,386	85,386	-	85,386

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
PMVHYA	101,622	775,160	813,993	9	814,002	-	814,002	814,002	-	814,002
PMVLDA	27,725	285,496	287,787	-	287,787	5	287,782	287,782	-	287,782
PMVLGA	16,584	218,982	244,942	-	244,942	16	244,926	244,926	-	244,926
PMVRRA	65,244	834,451	908,197	-	908,197	17	908,180	908,180	-	908,180
PMVRSA	2,530	23,094	15,307	3	15,310	-	15,310	15,310	-	15,310
PMVTRA	108,731	1,201,524	1,260,197	15	1,260,212	-	1,260,212	1,260,212	-	1,260,212
PVSTA	46,229	475,122	481,708	7	481,715	-	481,715	481,715	-	481,715
ROCMC	9,441	98,633	112,437	-	112,437	8	112,429	112,429	-	112,429
ROCSC	45,428	391,103	336,623	-	336,623	2	336,621	336,621	-	336,621
TAVV	43,136	612,829	658,690	-	658,690	1	658,689	658,689	-	658,689
VWBF	24,551	218,169	216,786	6	216,792	-	216,792	216,792	-	216,792
VWEM	44,692	566,716	754,854	23	754,877	-	754,877	754,877	-	754,877
VWHA	26,813	670,746	602,765	16	602,781	-	602,781	602,781	-	602,781
SVDF	70,590	2,083,572	3,439,857	61	3,439,918	-	3,439,918	3,439,918	-	3,439,918
SVOF	67,485	1,493,969	1,999,583	35	1,999,618	-	1,999,618	1,999,618	-	1,999,618

Total (unaudited)			$142,940,596	$1,262	$142,941,858	$1,128	$142,940,730	$142,890,261	$50,469	$142,940,730

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2020, if applicable.

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	Total (unaudited)	AASCO	ALCAI2	ALCGI2	ALMGI2	ALVGIA	ACVB	ACVI
Reinvested dividends	$1,152,787	19,677	-	9,101	-	5,657	5,690	1,819
Mortality and expense risk charges (note 2)	(1,704,995)	(24,656)	(124,921)	(67,307)	(34,082)	(6,260)	(7,432)	(4,932)

Net investment income (loss)	(552,208)	(4,979)	(124,921)	(58,206)	(34,082)	(603)	(1,742)	(3,113)

Realized gain (loss) on investments	4,704,199	21,498	532,045	280,107	161,895	(8,450)	2,509	32,113
Change in unrealized gain (loss) on investments	10,214,588	804,231	1,445,403	1,600,593	840,537	(7,109)	28,701	43,974

Net gain (loss) on investments	14,918,787	825,729	1,977,448	1,880,700	1,002,432	(15,559)	31,210	76,087

Reinvested capital gains	8,975,792	132,011	1,439,448	813,704	356,889	19,041	16,954	5,486

Net increase (decrease) in contract owners’ equity resulting from operations	$23,342,371	952,761	3,291,975	2,636,198	1,325,239	2,879	46,422	78,460

Investment Activity:	ACVIG	ACVIP2	ACVLVI	ACVU1	ACVV	PIHYB2	PIVEI2	PIVF2
Reinvested dividends	$20,053	1,592	413	-	44,442	2,172	10,138	1,156
Mortality and expense risk charges (note 2)	(14,317)	(1,891)	(302)	(1,311)	(27,952)	(587)	(6,274)	(3,716)

Net investment income (loss)	5,736	(299)	111	(1,311)	16,490	1,585	3,864	(2,560)

Realized gain (loss) on investments	36,955	393	813	10,190	83,833	(11)	(32,126)	(17,079)
Change in unrealized gain (loss) on investments	10,378	7,659	(3,789)	18,506	(182,596)	(1,354)	(222)	41,777

Net gain (loss) on investments	47,333	8,052	(2,976)	28,696	(98,763)	(1,365)	(32,348)	24,698

Reinvested capital gains	51,372	-	249	5,844	51,018	-	16,677	21,234

Net increase (decrease) in contract owners’ equity resulting from operations	$104,441	7,753	(2,616)	33,229	(31,255)	220	(11,807)	43,372

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	PIVMV2	PIVSI2	DSIF	DSRG	DVSCS	CLVGT2	FHIB	FVK2S
Reinvested dividends	$231	7,827	214,334	18,084	2,471	-	52,640	-
Mortality and expense risk charges (note 2)	(394)	(3,339)	(177,242)	(20,966)	(3,694)	(19,416)	(13,184)	(5,317)

Net investment income (loss)	(163)	4,488	37,092	(2,882)	(1,223)	(19,416)	39,456	(5,317)

Realized gain (loss) on investments	(11,348)	768	735,576	63,590	(14,627)	36,854	(10,205)	10,683
Change in unrealized gain (loss) on investments	8,665	7,907	446,654	278,562	13,186	419,788	3,283	40,727

Net gain (loss) on investments	(2,683)	8,675	1,182,230	342,152	(1,441)	456,642	(6,922)	51,410

Reinvested capital gains	787	739	834,299	19,625	14,073	110,025	-	38,504

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,059)	13,902	2,053,621	358,895	11,409	547,251	32,534	84,597

Investment Activity:	FVU2	GVR2XS	GVRUGM	RAF	RBF	RBKF	RBMF	RCPF
Reinvested dividends	$7,676	529	240	538	-	589	629	3,124
Mortality and expense risk charges (note 2)	(4,216)	(277)	(4,697)	(376)	(8,015)	(856)	(759)	(5,743)

Net investment income (loss)	3,460	252	(4,457)	162	(8,015)	(267)	(130)	(2,619)

Realized gain (loss) on investments	590	5,691	-	(45,223)	5,277	(4,893)	694	10,458
Change in unrealized gain (loss) on investments	(5,553)	(1,754)	-	4,039	65,162	(7,553)	7,897	5,588

Net gain (loss) on investments	(4,963)	3,937	-	(41,184)	70,439	(12,446)	8,591	16,046

Reinvested capital gains	-	-	24	-	43,848	-	403	4,884

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,503)	4,189	(4,433)	(41,022)	106,272	(12,713)	8,864	18,311

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	RELF	RENF	RESF	RFSF	RHCF	RINF	RJNF	RLCE
Reinvested dividends	$-	1,838	248	340	-	-	40	2,244
Mortality and expense risk charges (note 2)	(1,428)	(2,145)	(450)	(646)	(9,434)	(1,541)	(227)	(2,259)

Net investment income (loss)	(1,428)	(307)	(202)	(306)	(9,434)	(1,541)	(187)	(15)

Realized gain (loss) on investments	85,755	(26,851)	(28,213)	3,595	13,260	6,154	(3,832)	(1,249)
Change in unrealized gain (loss) on investments	(68,114)	(52,323)	3,945	(5,217)	78,447	27,570	(1,479)	(2,616)

Net gain (loss) on investments	17,641	(79,174)	(24,268)	(1,622)	91,707	33,724	(5,311)	(3,865)

Reinvested capital gains	1,148	-	-	1,280	17,176	1,105	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$17,361	(79,481)	(24,470)	(648)	99,449	33,288	(5,498)	(3,880)

Investment Activity:	RLCJ	RLF	RMED	RMEK	RNF	ROF	RPMF	RREF
Reinvested dividends	$1,500	-	3,359	-	10,501	8,444	24,538	1,702
Mortality and expense risk charges (note 2)	(2,389)	(676)	(5,928)	(2,826)	(16,574)	(37,677)	(7,703)	(804)

Net investment income (loss)	(889)	(676)	(2,569)	(2,826)	(6,073)	(29,233)	16,835	898

Realized gain (loss) on investments	5,297	3,577	(15,945)	10,707	94,441	378,880	27,500	182
Change in unrealized gain (loss) on investments	43,939	12,407	48,548	31,449	1,810	375,199	81,388	(8,343)

Net gain (loss) on investments	49,236	15,984	32,603	42,156	96,251	754,079	108,888	(8,161)

Reinvested capital gains	-	1,004	12,519	6,292	123,190	336,967	-	1,577

Net increase (decrease) in contract owners’ equity resulting from operations	$48,347	16,312	42,553	45,622	213,368	1,061,813	125,723	(5,686)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	RRF	RSRF	RTEC	RTEL	RTF	RTRF	RUF	RUGB
Reinvested dividends	$-	244	-	338	4,551	10	215	375
Mortality and expense risk charges (note 2)	(864)	(478)	(10,009)	(735)	(11,037)	(97)	(587)	(5,270)

Net investment income (loss)	(864)	(234)	(10,009)	(397)	(6,486)	(87)	(372)	(4,895)

Realized gain (loss) on investments	9,747	(495)	71,801	300	55,295	(391)	(9,283)	7,249
Change in unrealized gain (loss) on investments	8,652	1,549	136,455	1,805	(44,338)	1,734	1,602	47,735

Net gain (loss) on investments	18,399	1,054	208,256	2,105	10,957	1,343	(7,681)	54,984

Reinvested capital gains	-	-	9,869	-	109,269	191	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$17,535	820	208,116	1,708	113,740	1,447	(8,053)	50,089

Investment Activity:	RUTL	RVARS	RVCMD	RVF	RVIDD	RVIMC	RVISC	RVLCG
Reinvested dividends	$6,957	14	106	6,320	1,085	2	67	-
Mortality and expense risk charges (note 2)	(6,117)	(26)	(211)	(35,081)	(1,818)	(4)	(48)	(7,553)

Net investment income (loss)	840	(12)	(105)	(28,761)	(733)	(2)	19	(7,553)

Realized gain (loss) on investments	(10,079)	13	(2,363)	622,403	(70,318)	(316)	(2,688)	57,620
Change in unrealized gain (loss) on investments	(47,775)	56	(911)	487,580	(57,820)	456	75	(23,174)

Net gain (loss) on investments	(57,854)	69	(3,274)	1,109,983	(128,138)	140	(2,613)	34,446

Reinvested capital gains	6,140	-	-	455,175	-	-	-	93,202

Net increase (decrease) in contract owners’ equity resulting from operations	$(50,874)	57	(3,379)	1,536,397	(128,871)	138	(2,594)	120,095

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	RVLCV	RVLDD	RVMCG	RVMCV	RVSCG	RVSCV	RVSDL	RVWDL
Reinvested dividends	$4,925	3,534	-	223	-	-	111	29
Mortality and expense risk charges (note 2)	(3,929)	(6,603)	(2,606)	(741)	(1,740)	(1,321)	(168)	(85)

Net investment income (loss)	996	(3,069)	(2,606)	(518)	(1,740)	(1,321)	(57)	(56)

Realized gain (loss) on investments	(56,974)	(40,571)	(3,993)	(9,120)	(4,624)	(22,497)	(95)	(29)
Change in unrealized gain (loss) on investments	(49,681)	29,082	42,829	7,198	14,475	2,244	(1,911)	659

Net gain (loss) on investments	(106,655)	(11,489)	38,836	(1,922)	9,851	(20,253)	(2,006)	630

Reinvested capital gains	18,927	51,353	7,110	2,046	5,357	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(86,732)	36,795	43,340	(394)	13,468	(21,574)	(2,063)	574

Investment Activity:	AVBV2	AVGI	AVHY1	IVDDI	IVGMMI	IVHS	IVMCC2	IVRE
Reinvested dividends	$34	5,270	25,716	5,239	13,089	485	1,057	15,935
Mortality and expense risk charges (note 2)	(697)	(5,435)	(7,829)	(3,250)	(71,541)	(2,116)	(3,146)	(5,305)

Net investment income (loss)	(663)	(165)	17,887	1,989	(58,452)	(1,631)	(2,089)	10,630

Realized gain (loss) on investments	(19,372)	9,715	(23,396)	6,839	-	182	(10,372)	6,395
Change in unrealized gain (loss) on investments	10,777	(49,137)	(6,231)	(23,318)	-	14,566	(15,563)	(95,569)

Net gain (loss) on investments	(8,595)	(39,422)	(29,627)	(16,479)	-	14,748	(25,935)	(89,174)

Reinvested capital gains	1,769	90,912	-	4,357	-	3,690	45,707	8,901

Net increase (decrease) in contract owners’ equity resulting from operations	$(7,489)	51,325	(11,740)	(10,133)	(58,452)	16,807	17,683	(69,643)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	IVT	JABIN	JAEI	JAFRIN	JAGRIN	JAIG	JARIN	JMCVIN
Reinvested dividends	$-	27,844	6,771	1,859	50,442	5,967	47,102	756
Mortality and expense risk charges (note 2)	(6,229)	(20,505)	(122,113)	(9,249)	(88,979)	(7,588)	(145,499)	(772)

Net investment income (loss)	(6,229)	7,339	(115,342)	(7,390)	(38,537)	(1,621)	(98,397)	(16)

Realized gain (loss) on investments	19,563	73,111	684,485	20,132	382,750	(28)	556,684	(443)
Change in unrealized gain (loss) on investments	98,238	82,349	395,115	151,789	501,054	42,124	1,873,269	(2,372)

Net gain (loss) on investments	117,801	155,460	1,079,600	171,921	883,804	42,096	2,429,953	(2,815)

Reinvested capital gains	32,956	23,969	673,019	48,120	371,288	-	923,898	1,189

Net increase (decrease) in contract owners’ equity resulting from operations	$144,528	186,768	1,637,277	212,651	1,216,555	40,475	3,255,454	(1,642)

Investment Activity:	LZREMS	LZRIES	LZRUSM	LPVCAI	LPVCII	LVCLGI	SBVHY	LOVCDG
Reinvested dividends	$5,449	3,544	1,652	468	1,597	85	545	4,554
Mortality and expense risk charges (note 2)	(3,793)	(2,500)	(12,633)	(1,037)	(1,513)	(7,124)	(216)	(6,809)

Net investment income (loss)	1,656	1,044	(10,981)	(569)	84	(7,039)	329	(2,255)

Realized gain (loss) on investments	(11,860)	(11,264)	(7,435)	(69)	1,013	88,991	(91)	2,304
Change in unrealized gain (loss) on investments	5,753	9,045	(2,785)	4,265	7,428	17,108	521	53,064

Net gain (loss) on investments	(6,107)	(2,219)	(10,220)	4,196	8,441	106,099	430	55,368

Reinvested capital gains	-	5,193	63,146	5,502	968	13,938	-	8,646

Net increase (decrease) in contract owners’ equity resulting from operations	$(4,451)	4,018	41,945	9,129	9,493	112,998	759	61,759

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	LOVGI	AMCG	AMRI	AMSRS	AMTB	NOVPDI	NOVPM	PMVAAA
Reinvested dividends	$35,801	-	970	4,007	7,028	171,349	19,346	10,486
Mortality and expense risk charges (note 2)	(27,965)	(3,735)	(1,119)	(9,101)	(4,704)	(39,784)	(138,201)	(3,221)

Net investment income (loss)	7,836	(3,735)	(149)	(5,094)	2,324	131,565	(118,855)	7,265

Realized gain (loss) on investments	20,480	5,941	(823)	4,545	(1,748)	(111,878)	19,493	(4,538)
Change in unrealized gain (loss) on investments	(20,508)	72,213	(2,649)	88,851	4,767	(370,479)	(1,262,353)	7,039

Net gain (loss) on investments	(28)	78,154	(3,472)	93,396	3,019	(482,357)	(1,242,860)	2,501

Reinvested capital gains	-	12,894	-	27,522	-	-	943,846	-

Net increase (decrease) in contract owners’ equity resulting from operations	$7,808	87,313	(3,621)	115,824	5,343	(350,792)	(417,869)	9,766

Investment Activity:	PMVEBA	PMVFHA	PMVGBA	PMVHYA	PMVLDA	PMVLGA	PMVRRA	PMVRSA
Reinvested dividends	$792	636	2,059	34,483	2,324	4,000	12,626	930
Mortality and expense risk charges (note 2)	(214)	(140)	(1,104)	(9,011)	(3,039)	(3,556)	(13,569)	(179)

Net investment income (loss)	578	496	955	25,472	(715)	444	(943)	751

Realized gain (loss) on investments	(127)	(2)	(1,625)	(4,605)	3,477	9,441	(1,947)	(5,346)
Change in unrealized gain (loss) on investments	366	(6)	7,469	14,267	1,644	11,903	87,618	3,983

Net gain (loss) on investments	239	(8)	5,844	9,662	5,121	21,344	85,671	(1,363)

Reinvested capital gains	-	-	-	-	-	2,094	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$817	488	6,799	35,134	4,406	23,882	84,728	(612)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	PMVTRA	PVSTA	ROCMC	ROCSC	TAVV	VWBF	VWEM	VWHA
Reinvested dividends	$32,741	5,290	-	3,007	14,602	12,002	13,617	4,067
Mortality and expense risk charges (note 2)	(27,481)	(6,635)	(1,263)	(4,224)	(7,379)	(2,590)	(10,308)	(6,886)

Net investment income (loss)	5,260	(1,345)	(1,263)	(1,217)	7,223	9,412	3,309	(2,819)

Realized gain (loss) on investments	21,209	(4,938)	(605)	(41,990)	3,627	(6,000)	32,514	(149,598)
Change in unrealized gain (loss) on investments	51,603	7,487	19,822	(4,249)	(26,829)	8,879	36,944	208,188

Net gain (loss) on investments	72,812	2,549	19,217	(46,239)	(23,202)	2,879	69,458	58,590

Reinvested capital gains	20,069	-	1,377	5,472	3,944	-	20,452	-

Net increase (decrease) in contract owners’ equity resulting from operations	$98,141	1,204	19,331	(41,984)	(12,035)	12,291	93,219	55,771

Investment Activity:	SVDF	SVOF	DVIV
Reinvested dividends	$-	7,415	13,067
Mortality and expense risk charges (note 2)	(34,876)	(22,996)	(1,571)

Net investment income (loss)	(34,876)	(15,581)	11,496

Realized gain (loss) on investments	115,728	40,112	(36,852)
Change in unrealized gain (loss) on investments	1,027,233	170,772	(59,350)

Net gain (loss) on investments	1,142,961	210,884	(96,202)

Reinvested capital gains	224,726	128,193	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,332,811	323,496	(84,706)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	Total (unaudited)		AASCO		ALCAI2		ALCGI2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(552,208)	(541,709)	(4,979)	(20,666)	(124,921)	(109,611)	(58,206)	(57,403)
Realized gain (loss) on investments	4,704,199	4,063,373	21,498	8,256	532,045	463,022	280,107	132,542
Change in unrealized gain (loss) on investments	10,214,588	16,650,741	804,231	289,970	1,445,403	949,752	1,600,593	802,010
Reinvested capital gains	8,975,792	6,313,147	132,011	81,756	1,439,448	980,300	813,704	83,104

Net increase (decrease) in contract owners’ equity resulting from operations	23,342,371	26,485,552	952,761	359,316	3,291,975	2,283,463	2,636,198	960,253

Equity transactions:
Purchase payments received from contract owners (note 4)	633,338	745,696	5,071	5,226	73,753	66,623	4,272	31,620
Transfers between funds	(2,020,987)	564,654	(27,784)	(426)	(216,250)	119,533	(264,758)	100,196
Redemptions (notes 2, 3, and 4)	(10,434,959)	(15,084,480)	(116,604)	(129,922)	(810,085)	(929,882)	(481,225)	(429,686)
Adjustments to maintain reserves	744	(179)	11	(1)	(12)	(23)	156	(6)

Net equity transactions	(11,821,864)	(13,774,309)	(139,306)	(125,123)	(952,594)	(743,749)	(741,555)	(297,876)

Net change in contract owners’ equity	11,520,507	12,711,243	813,455	234,193	2,339,381	1,539,714	1,894,643	662,377
Contract owners’ equity at beginning of period	131,420,223	118,708,980	1,538,515	1,304,322	8,938,480	7,398,766	4,506,829	3,844,452

Contract owners’ equity at end of period	$142,940,730	131,420,223	2,351,970	1,538,515	11,277,861	8,938,480	6,401,472	4,506,829

CHANGE IN UNITS:
Beginning units	17,036,884	19,047,369	295,513	319,144	614,520	675,981	795,216	863,599
Units purchased	9,172,414	2,938,706	2,086	2,242	17,862	16,330	15,426	13,353
Units redeemed	(10,196,563)	(4,949,191)	(26,766)	(25,873)	(73,570)	(77,791)	(91,377)	(81,736)

Ending units	16,012,735	17,036,884	270,833	295,513	558,812	614,520	719,265	795,216

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ALMGI2		ALVGIA		ACVB		ACVI
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(34,082)	(31,279)	(603)	(2,957)	(1,742)	193	(3,113)	(1,574)
Realized gain (loss) on investments	161,895	146,878	(8,450)	2,521	2,509	17,395	32,113	20,713
Change in unrealized gain (loss) on investments	840,537	187,963	(7,109)	42,334	28,701	57,308	43,974	56,358
Reinvested capital gains	356,889	244,422	19,041	37,946	16,954	11,725	5,486	28,844

Net increase (decrease) in contract owners’ equity resulting from operations	1,325,239	547,984	2,879	79,844	46,422	86,621	78,460	104,341

Equity transactions:
Purchase payments received from contract owners (note 4)	3,337	31,575	29	481	59	30	829	1,954
Transfers between funds	(134,090)	65,071	7,097	144,465	(351)	61,393	32,042	(6)
Redemptions (notes 2, 3, and 4)	(132,568)	(383,462)	(22,649)	(184,027)	(47,658)	(121,782)	(74,396)	(128,040)
Adjustments to maintain reserves	50	(2)	21	(1)	15	(2)	(18)	(1)

Net equity transactions	(263,271)	(286,818)	(15,502)	(39,082)	(47,935)	(60,361)	(41,543)	(126,093)

Net change in contract owners’ equity	1,061,968	261,166	(12,623)	40,762	(1,513)	26,260	36,917	(21,752)
Contract owners’ equity at beginning of period	2,244,712	1,983,546	389,691	348,929	523,771	497,511	399,488	421,240

Contract owners’ equity at end of period	$3,306,680	2,244,712	377,068	389,691	522,258	523,771	436,405	399,488

CHANGE IN UNITS:
Beginning units	370,690	419,620	68,570	70,788	24,997	28,119	131,282	169,414
Units purchased	10,721	24,666	7,481	38,308	1,678	3,771	9,296	12,285
Units redeemed	(41,576)	(73,596)	(19,379)	(40,526)	(4,142)	(6,893)	(42,293)	(50,417)

Ending units	339,835	370,690	56,672	68,570	22,533	24,997	98,285	131,282

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ACVIG		ACVIP2		ACVLVI		ACVU1
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$5,736	6,464	(299)	1,563	111	200	(1,311)	(869)
Realized gain (loss) on investments	36,955	32,488	393	(7,647)	813	4,381	10,190	2,329
Change in unrealized gain (loss) on investments	10,378	76,062	7,659	18,300	(3,789)	6,689	18,506	10,201
Reinvested capital gains	51,372	84,999	-	-	249	838	5,844	6,900

Net increase (decrease) in contract owners’ equity resulting from operations	104,441	200,013	7,753	12,216	(2,616)	12,108	33,229	18,561

Equity transactions:
Purchase payments received from contract owners (note 4)	8,473	6,986	-	-	-	-	-	-
Transfers between funds	34,779	34,167	(49,676)	(55,581)	(27,053)	-	2,410	75,148
Redemptions (notes 2, 3, and 4)	(72,957)	(99,877)	(8,339)	(6,831)	(2,202)	(51,229)	(64,939)	(324)
Adjustments to maintain reserves	53	(4)	15	1	(7)	1	(39)	(1)

Net equity transactions	(29,652)	(58,728)	(58,000)	(62,411)	(29,262)	(51,228)	(62,568)	74,823

Net change in contract owners’ equity	74,789	141,285	(50,247)	(50,195)	(31,878)	(39,120)	(29,339)	93,384
Contract owners’ equity at beginning of period	1,074,055	932,770	162,692	212,887	33,293	72,413	149,585	56,201

Contract owners’ equity at end of period	$1,148,844	1,074,055	112,445	162,692	1,415	33,293	120,246	149,585

CHANGE IN UNITS:
Beginning units	299,485	300,522	11,722	16,635	2,000	5,468	5,192	2,429
Units purchased	11,296	18,035	1,030	1,279	6	4,441	1,162	2,952
Units redeemed	(27,733)	(19,072)	(5,218)	(6,192)	(1,922)	(7,909)	(3,670)	(189)

Ending units	283,048	299,485	7,534	11,722	84	2,000	2,684	5,192

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ACVV		PIHYB2		PIVEI2		PIVF2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$16,490	16,110	1,585	1,620	3,864	4,407	(2,560)	(2,013)
Realized gain (loss) on investments	83,833	90,115	(11)	91	(32,126)	(48,957)	(17,079)	(6,982)
Change in unrealized gain (loss) on investments	(182,596)	276,905	(1,354)	4,182	(222)	(74,050)	41,777	32,549
Reinvested capital gains	51,018	134,141	-	-	16,677	224,040	21,234	34,837

Net increase (decrease) in contract owners’ equity resulting from operations	(31,255)	517,271	220	5,893	(11,807)	105,440	43,372	58,391

Equity transactions:
Purchase payments received from contract owners (note 4)	9,230	7,662	-	-	-	1,566	360	360
Transfers between funds	(24,995)	64,469	-	(208)	(23,173)	11,759	(1,853)	6,685
Redemptions (notes 2, 3, and 4)	(192,253)	(302,979)	(822)	(8,641)	(13,484)	(102,611)	(54,129)	(14,398)
Adjustments to maintain reserves	16	2	(4)	(2)	-	(3)	(1)	(1)

Net equity transactions	(208,002)	(230,846)	(826)	(8,851)	(36,657)	(89,289)	(55,623)	(7,354)

Net change in contract owners’ equity	(239,257)	286,425	(606)	(2,958)	(48,464)	16,151	(12,251)	51,037
Contract owners’ equity at beginning of period	2,403,559	2,117,134	45,370	48,328	498,977	482,826	257,866	206,829

Contract owners’ equity at end of period	$2,164,302	2,403,559	44,764	45,370	450,513	498,977	245,615	257,866

CHANGE IN UNITS:
Beginning units	395,225	423,423	2,383	2,853	114,362	122,745	36,678	37,060
Units purchased	8,905	9,796	-	7	754	3,777	2,684	8,611
Units redeemed	(55,283)	(37,994)	(42)	(477)	(4,639)	(12,160)	(5,944)	(8,993)

Ending units	348,847	395,225	2,341	2,383	110,477	114,362	33,418	36,678

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PIVMV2		PIVSI2		DSIF		DSRG
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(163)	(185)	4,488	4,614	37,092	52,130	(2,882)	3,633
Realized gain (loss) on investments	(11,348)	(535)	768	4,031	735,576	675,026	63,590	33,591
Change in unrealized gain (loss) on investments	8,665	12,154	7,907	13,687	446,654	1,988,212	278,562	336,172
Reinvested capital gains	787	4,438	739	-	834,299	680,044	19,625	50,271

Net increase (decrease) in contract owners’ equity resulting from operations	(2,059)	15,872	13,902	22,332	2,053,621	3,395,412	358,895	423,667

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	3,724	2,710	40,564	73,908	9,583	6,224
Transfers between funds	(3,569)	(28)	(23,356)	55,884	14,566	547,041	(5,577)	(7,430)
Redemptions (notes 2, 3, and 4)	(42,445)	(275)	(3,845)	(28,253)	(877,895)	(1,500,392)	(99,416)	(136,960)
Adjustments to maintain reserves	(7)	-	(2)	(16)	241	(22)	38	(3)

Net equity transactions	(46,021)	(303)	(23,479)	30,325	(822,524)	(879,465)	(95,372)	(138,169)

Net change in contract owners’ equity	(48,080)	15,569	(9,577)	52,657	1,231,097	2,515,947	263,523	285,498
Contract owners’ equity at beginning of period	75,589	60,020	245,609	192,952	14,325,605	11,809,658	1,626,996	1,341,498

Contract owners’ equity at end of period	$27,509	75,589	236,032	245,609	15,556,702	14,325,605	1,890,519	1,626,996

CHANGE IN UNITS:
Beginning units	3,638	3,647	15,468	13,149	2,040,021	2,234,019	335,256	366,438
Units purchased	-	148	2,898	44,396	118,089	77,140	11,033	3,862
Units redeemed	(2,306)	(157)	(4,238)	(42,077)	(222,451)	(271,138)	(27,867)	(35,044)

Ending units	1,332	3,638	14,128	15,468	1,935,659	2,040,021	318,422	335,256

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	DVSCS		CLVGT2		FHIB		FVK2S
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(1,223)	(2,439)	(19,416)	(17,084)	39,456	43,336	(5,317)	(6,034)
Realized gain (loss) on investments	(14,627)	6,875	36,854	(23,759)	(10,205)	(6,140)	10,683	12,376
Change in unrealized gain (loss) on investments	13,186	28,817	419,788	330,932	3,283	74,661	40,727	68,685
Reinvested capital gains	14,073	26,072	110,025	188,117	-	-	38,504	40,356

Net increase (decrease) in contract owners’ equity resulting from operations	11,409	59,325	547,251	478,206	32,534	111,857	84,597	115,383

Equity transactions:
Purchase payments received from contract owners (note 4)	192	1,128	1,052	2,318	1,289	2,225	4,875	4,875
Transfers between funds	5,251	(49,129)	(16,642)	36,913	(9,637)	3,534	(31,678)	12,311
Redemptions (notes 2, 3, and 4)	(50,123)	(61,595)	(170,163)	(111,614)	(53,604)	(78,997)	(95,548)	(145,892)
Adjustments to maintain reserves	(10)	-	51	(4)	(19)	2	(1)	-

Net equity transactions	(44,690)	(109,596)	(185,702)	(72,387)	(61,971)	(73,236)	(122,352)	(128,706)

Net change in contract owners’ equity	(33,281)	(50,271)	361,549	405,819	(29,437)	38,621	(37,755)	(13,323)
Contract owners’ equity at beginning of period	278,958	329,229	1,345,557	939,738	932,590	893,969	401,277	414,600

Contract owners’ equity at end of period	$245,677	278,958	1,707,106	1,345,557	903,153	932,590	363,522	401,277

CHANGE IN UNITS:
Beginning units	9,347	13,224	376,161	391,806	132,506	142,772	14,487	19,567
Units purchased	1,930	180	39,338	9,756	676	1,788	220	4,949
Units redeemed	(3,639)	(4,057)	(51,707)	(25,401)	(17,756)	(12,054)	(4,415)	(10,029)

Ending units	7,638	9,347	363,792	376,161	115,426	132,506	10,292	14,487

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FVU2		GVR2XS		GVRUGM		RAF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$3,460	2,243	252	(148)	(4,457)	(1,858)	162	(119)
Realized gain (loss) on investments	590	(568)	5,691	(1,511)	-	-	(45,223)	(309)
Change in unrealized gain (loss) on investments	(5,553)	52,128	(1,754)	11,067	-	-	4,039	(8,888)
Reinvested capital gains	-	-	-	-	24	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,503)	53,803	4,189	9,408	(4,433)	(1,858)	(41,022)	(9,316)

Equity transactions:
Purchase payments received from contract owners (note 4)	3	560	-	-	-	19	-	225
Transfers between funds	(107)	75	(22,719)	(14,319)	(625)	(292,381)	14,233	27,322
Redemptions (notes 2, 3, and 4)	(7,909)	(24,356)	(708)	(36)	(22,086)	(32,584)	(60)	(1,771)
Adjustments to maintain reserves	(3)	(2)	(1)	-	(4)	2	-	(1)

Net equity transactions	(8,016)	(23,723)	(23,428)	(14,355)	(22,715)	(324,944)	14,173	25,775

Net change in contract owners’ equity	(9,519)	30,080	(19,239)	(4,947)	(27,148)	(326,802)	(26,849)	16,459
Contract owners’ equity at beginning of period	330,280	300,200	19,239	24,186	379,661	706,463	33,921	17,462

Contract owners’ equity at end of period	$320,761	330,280	-	19,239	352,513	379,661	7,072	33,921

CHANGE IN UNITS:
Beginning units	88,192	94,099	1,118	2,038	157,823	196,958	44,845	16,537
Units purchased	48	214	9,043	133	4,240	5,565	618,254	30,274
Units redeemed	(2,596)	(6,121)	(10,161)	(1,053)	(9,464)	(44,700)	(647,651)	(1,966)

Ending units	85,644	88,192	-	1,118	152,599	157,823	15,448	44,845

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RBF		RBKF		RBMF		RCPF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(8,015)	(7,069)	(267)	(374)	(130)	(1,135)	(2,619)	(2,712)
Realized gain (loss) on investments	5,277	7,473	(4,893)	621	694	(554)	10,458	5,858
Change in unrealized gain (loss) on investments	65,162	89,197	(7,553)	20,844	7,897	10,518	5,588	57,635
Reinvested capital gains	43,848	12,247	-	-	403	3,320	4,884	1,053

Net increase (decrease) in contract owners’ equity resulting from operations	106,272	101,848	(12,713)	21,091	8,864	12,149	18,311	61,834

Equity transactions:
Purchase payments received from contract owners (note 4)	2,140	2,520	-	720	-	-	360	360
Transfers between funds	55,751	(76,619)	(445)	(746)	3,800	(26,820)	(23,262)	183,674
Redemptions (notes 2, 3, and 4)	(25,051)	(7,341)	(7,271)	(5,099)	(1,641)	(7,043)	(20,823)	(77,575)
Adjustments to maintain reserves	37	-	9	(1)	34	1	5	-

Net equity transactions	32,877	(81,440)	(7,707)	(5,126)	2,193	(33,862)	(43,720)	106,459

Net change in contract owners’ equity	139,149	20,408	(20,420)	15,965	11,057	(21,713)	(25,409)	168,293
Contract owners’ equity at beginning of period	487,885	467,477	94,971	79,006	49,766	71,479	399,843	231,550

Contract owners’ equity at end of period	$627,034	487,885	74,551	94,971	60,823	49,766	374,434	399,843

CHANGE IN UNITS:
Beginning units	14,434	16,822	9,799	10,351	2,291	3,896	13,791	8,899
Units purchased	4,178	500	480	1,669	142	204	6,765	10,883
Units redeemed	(3,250)	(2,888)	(1,952)	(2,221)	(66)	(1,809)	(8,425)	(5,991)

Ending units	15,362	14,434	8,327	9,799	2,367	2,291	12,131	13,791

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RELF		RENF		RESF		RFSF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(1,428)	(2,478)	(307)	(3,563)	(202)	(996)	(306)	(1,592)
Realized gain (loss) on investments	85,755	7,904	(26,851)	(22,056)	(28,213)	(13,980)	3,595	28,105
Change in unrealized gain (loss) on investments	(68,114)	79,634	(52,323)	42,080	3,945	15,219	(5,217)	15,165
Reinvested capital gains	1,148	2,604	-	-	-	-	1,280	7,593

Net increase (decrease) in contract owners’ equity resulting from operations	17,361	87,664	(79,481)	16,461	(24,470)	243	(648)	49,271

Equity transactions:
Purchase payments received from contract owners (note 4)	800	3,100	1,799	2,074	960	1,680	-	-
Transfers between funds	(180,813)	(1,664)	(9,902)	(53,706)	2,067	(7,093)	34,166	(127,080)
Redemptions (notes 2, 3, and 4)	(2,648)	(12,469)	(14,710)	(10,836)	(5,317)	(3,791)	(6,008)	(12,616)
Adjustments to maintain reserves	(3)	(3)	6	(2)	(16)	-	10	(1)

Net equity transactions	(182,664)	(11,036)	(22,807)	(62,470)	(2,306)	(9,204)	28,168	(139,697)

Net change in contract owners’ equity	(165,303)	76,628	(102,288)	(46,009)	(26,776)	(8,961)	27,520	(90,426)
Contract owners’ equity at beginning of period	234,603	157,975	250,980	296,989	63,950	72,911	123,778	214,204

Contract owners’ equity at end of period	$69,300	234,603	148,692	250,980	37,174	63,950	151,298	123,778

CHANGE IN UNITS:
Beginning units	11,226	12,228	21,505	26,864	13,155	14,622	9,123	19,831
Units purchased	913	678	2,723	701	4,691	838	8,224	1,462
Units redeemed	(9,065)	(1,680)	(4,586)	(6,060)	(5,549)	(2,305)	(6,432)	(12,170)

Ending units	3,074	11,226	19,642	21,505	12,297	13,155	10,915	9,123

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RHCF		RINF		RJNF		RLCE
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(9,434)	(9,042)	(1,541)	(1,345)	(187)	(547)	(15)	(1,023)
Realized gain (loss) on investments	13,260	11,505	6,154	4,665	(3,832)	(4,788)	(1,249)	2,523
Change in unrealized gain (loss) on investments	78,447	90,145	27,570	13,394	(1,479)	(2,776)	(2,616)	34,220
Reinvested capital gains	17,176	10,022	1,105	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	99,449	102,630	33,288	16,714	(5,498)	(8,111)	(3,880)	35,720

Equity transactions:
Purchase payments received from contract owners (note 4)	460	480	-	-	-	-	-	-
Transfers between funds	112,144	(213,708)	13,150	(24,500)	(4,595)	4,702	(932)	(11,370)
Redemptions (notes 2, 3, and 4)	(35,354)	(27,789)	(10,088)	(10,482)	(271)	(2,829)	(5,968)	(20,850)
Adjustments to maintain reserves	16	(2)	62	-	2	1	8	(1)

Net equity transactions	77,266	(241,019)	3,124	(34,982)	(4,864)	1,874	(6,892)	(32,221)

Net change in contract owners’ equity	176,715	(138,389)	36,412	(18,268)	(10,362)	(6,237)	(10,772)	3,499
Contract owners’ equity at beginning of period	508,123	646,512	59,802	78,070	23,878	30,115	154,256	150,757

Contract owners’ equity at end of period	$684,838	508,123	96,214	59,802	13,516	23,878	143,484	154,256

CHANGE IN UNITS:
Beginning units	16,822	26,165	1,847	3,476	38,890	39,721	14,488	17,699
Units purchased	6,836	1,053	556	100	-	10,221	194	1,390
Units redeemed	(3,797)	(10,396)	(481)	(1,729)	(28,138)	(11,052)	(1,029)	(4,601)

Ending units	19,861	16,822	1,922	1,847	10,752	38,890	13,653	14,488

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RLCJ		RLF		RMED		RMEK
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(889)	(686)	(676)	(801)	(2,569)	(2,223)	(2,826)	(2,811)
Realized gain (loss) on investments	5,297	(5)	3,577	6,591	(15,945)	(50,343)	10,707	19,954
Change in unrealized gain (loss) on investments	43,939	36,710	12,407	10,484	48,548	172,163	31,449	43,966
Reinvested capital gains	-	-	1,004	254	12,519	-	6,292	-

Net increase (decrease) in contract owners’ equity resulting from operations	48,347	36,019	16,312	16,528	42,553	119,597	45,622	61,109

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	3,300	3,300	1,944	1,944
Transfers between funds	(5,408)	596	64,105	(39,561)	2,274	(27,441)	336,968	(24,632)
Redemptions (notes 2, 3, and 4)	(14,870)	(7,540)	(14,297)	(3,341)	(6,242)	(22,738)	(3,549)	(46,320)
Adjustments to maintain reserves	17	-	8	1	(50)	1	(15)	-

Net equity transactions	(20,261)	(6,944)	49,816	(42,901)	(718)	(46,878)	335,348	(69,008)

Net change in contract owners’ equity	28,086	29,075	66,128	(26,373)	41,835	72,719	380,970	(7,899)
Contract owners’ equity at beginning of period	130,768	101,693	25,008	51,381	437,047	364,328	192,982	200,881

Contract owners’ equity at end of period	$158,854	130,768	91,136	25,008	478,882	437,047	573,952	192,982

CHANGE IN UNITS:
Beginning units	7,063	7,491	1,076	2,696	37,724	38,100	20,174	29,916
Units purchased	1,605	209	5,059	5,166	996	785	11,034	540
Units redeemed	(2,424)	(637)	(2,880)	(6,786)	(527)	(1,161)	(2,968)	(10,282)

Ending units	6,244	7,063	3,255	1,076	38,193	37,724	28,240	20,174

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RNF		ROF		RPMF		RREF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(6,073)	(3,526)	(29,233)	(30,538)	16,835	(6,015)	898	446
Realized gain (loss) on investments	94,441	92,892	378,880	135,202	27,500	(30,972)	182	977
Change in unrealized gain (loss) on investments	1,810	328,221	375,199	566,443	81,388	189,121	(8,343)	9,666
Reinvested capital gains	123,190	-	336,967	55,661	-	-	1,577	681

Net increase (decrease) in contract owners’ equity resulting from operations	213,368	417,587	1,061,813	726,768	125,723	152,134	(5,686)	11,770

Equity transactions:
Purchase payments received from contract owners (note 4)	5,460	5,070	5,792	7,298	902	935	360	360
Transfers between funds	6,409	(59,729)	(524,844)	104,552	38,108	(3,947)	2,079	11,461
Redemptions (notes 2, 3, and 4)	(120,695)	(100,207)	(289,922)	(304,267)	(72,516)	(59,209)	(6,707)	(2,774)
Adjustments to maintain reserves	(630)	(2)	108	(6)	19	7	5	1

Net equity transactions	(109,456)	(154,868)	(808,866)	(192,423)	(33,487)	(62,214)	(4,263)	9,048

Net change in contract owners’ equity	103,912	262,719	252,947	534,345	92,236	89,920	(9,949)	20,818
Contract owners’ equity at beginning of period	1,292,021	1,029,302	2,772,858	2,238,513	457,157	367,237	70,481	49,663

Contract owners’ equity at end of period	$1,395,933	1,292,021	3,025,805	2,772,858	549,393	457,157	60,532	70,481

CHANGE IN UNITS:
Beginning units	36,672	41,784	49,089	53,048	49,808	59,139	2,921	2,580
Units purchased	1,792	9,827	30,117	32,730	17,702	115,613	138	850
Units redeemed	(4,954)	(14,939)	(42,042)	(36,689)	(23,265)	(124,944)	(391)	(509)

Ending units	33,510	36,672	37,164	49,089	44,245	49,808	2,668	2,921

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RRF		RSRF		RTEC		RTEL
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(864)	(1,016)	(234)	(343)	(10,009)	(7,093)	(397)	(1,328)
Realized gain (loss) on investments	9,747	945	(495)	(1,046)	71,801	20,751	300	1,388
Change in unrealized gain (loss) on investments	8,652	12,208	1,549	2,601	136,455	97,762	1,805	9,699
Reinvested capital gains	-	-	-	-	9,869	12,918	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	17,535	12,137	820	1,212	208,116	124,338	1,708	9,759

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	28	30	-	-
Transfers between funds	1,065	-	240	652	180,548	(2,049)	(18,034)	6,107
Redemptions (notes 2, 3, and 4)	(23,821)	(4,581)	(2,248)	(4,339)	(216,990)	(33,147)	(1,152)	(37,284)
Adjustments to maintain reserves	17	-	5	3	(20)	(1)	8	1

Net equity transactions	(22,739)	(4,581)	(2,003)	(3,684)	(36,434)	(35,167)	(19,178)	(31,176)

Net change in contract owners’ equity	(5,204)	7,556	(1,183)	(2,472)	171,682	89,171	(17,470)	(21,417)
Contract owners’ equity at beginning of period	63,311	55,755	31,045	33,517	411,562	322,391	61,829	83,246

Contract owners’ equity at end of period	$58,107	63,311	29,862	31,045	583,244	411,562	44,359	61,829

CHANGE IN UNITS:
Beginning units	2,463	2,653	3,682	4,951	14,802	16,064	5,442	8,112
Units purchased	241	156	735	1,558	9,606	5,360	1,287	2,625
Units redeemed	(1,117)	(346)	(927)	(2,827)	(9,472)	(6,622)	(2,907)	(5,295)

Ending units	1,587	2,463	3,490	3,682	14,936	14,802	3,822	5,442

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RTF		RTRF		RUF		RUGB
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(6,486)	(12,467)	(87)	(77)	(372)	(169)	(4,895)	(401)
Realized gain (loss) on investments	55,295	100,418	(391)	-	(9,283)	(13,536)	7,249	8,634
Change in unrealized gain (loss) on investments	(44,338)	246,625	1,734	1,368	1,602	1,969	47,735	26,493
Reinvested capital gains	109,269	-	191	2	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	113,740	334,576	1,447	1,293	(8,053)	(11,736)	50,089	34,726

Equity transactions:
Purchase payments received from contract owners (note 4)	3,408	2,448	-	-	-	-	1,001	-
Transfers between funds	(582,191)	271,146	(8,112)	8,595	(8,424)	24,605	390,048	(18,786)
Redemptions (notes 2, 3, and 4)	(33,394)	(125,947)	(41)	(20)	(767)	(1,192)	(16,492)	(41,076)
Adjustments to maintain reserves	(7)	(2)	(1)	1	-	(1)	16	-

Net equity transactions	(612,184)	147,645	(8,154)	8,576	(9,191)	23,412	374,573	(59,862)

Net change in contract owners’ equity	(498,444)	482,221	(6,707)	9,869	(17,244)	11,676	424,662	(25,136)
Contract owners’ equity at beginning of period	1,113,688	631,467	14,578	4,709	42,392	30,716	234,457	259,593

Contract owners’ equity at end of period	$615,244	1,113,688	7,871	14,578	25,148	42,392	659,119	234,457

CHANGE IN UNITS:
Beginning units	22,527	23,420	553	218	54,080	33,126	23,436	46,306
Units purchased	38,374	124,451	-	335	1,220,617	237,471	86,673	25,385
Units redeemed	(48,699)	(125,344)	(335)	-	(1,230,362)	(216,517)	(75,591)	(48,255)

Ending units	12,202	22,527	218	553	44,335	54,080	34,518	23,436

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RUTL		RVARS		RVCMD		RVF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$840	(7,286)	(12)	-	(105)	(9)	(28,761)	(23,259)
Realized gain (loss) on investments	(10,079)	45,787	13	6	(2,363)	(472)	622,403	172,024
Change in unrealized gain (loss) on investments	(47,775)	48,853	56	23	(911)	2,656	487,580	878,234
Reinvested capital gains	6,140	-	-	-	-	-	455,175	-

Net increase (decrease) in contract owners’ equity resulting from operations	(50,874)	87,354	57	29	(3,379)	2,175	1,536,397	1,026,999

Equity transactions:
Purchase payments received from contract owners (note 4)	360	360	-	-	-	-	3,005	5,280
Transfers between funds	16,916	76,101	22	(17)	1,560	146	(364,579)	(188,544)
Redemptions (notes 2, 3, and 4)	(26,820)	(173,300)	(185)	(3)	(384)	(2,239)	(24,346)	(39,573)
Adjustments to maintain reserves	21	(1)	(6)	1	1	2	(370)	(11)

Net equity transactions	(9,523)	(96,840)	(169)	(19)	1,177	(2,091)	(386,290)	(222,848)

Net change in contract owners’ equity	(60,397)	(9,486)	(112)	10	(2,202)	84	1,150,107	804,151
Contract owners’ equity at beginning of period	451,191	460,677	1,194	1,184	16,860	16,776	2,209,222	1,405,071

Contract owners’ equity at end of period	$390,794	451,191	1,082	1,194	14,658	16,860	3,359,329	2,209,222

CHANGE IN UNITS:
Beginning units	21,915	26,138	149	152	7,519	8,452	17,952	19,949
Units purchased	10,322	12,018	3	-	2,381	372	7,265	1,173
Units redeemed	(11,712)	(16,241)	(21)	(3)	(1,255)	(1,305)	(10,452)	(3,170)

Ending units	20,525	21,915	131	149	8,645	7,519	14,765	17,952

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RVIDD		RVIMC		RVISC		RVLCG
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(733)	(447)	(2)	(5)	19	(2)	(7,553)	(8,957)
Realized gain (loss) on investments	(70,318)	(15,913)	(316)	(9)	(2,688)	(2)	57,620	41,451
Change in unrealized gain (loss) on investments	(57,820)	(2,041)	456	(132)	75	(73)	(23,174)	88,123
Reinvested capital gains	-	-	-	-	-	-	93,202	13,024

Net increase (decrease) in contract owners’ equity resulting from operations	(128,871)	(18,401)	138	(146)	(2,594)	(77)	120,095	133,641

Equity transactions:
Purchase payments received from contract owners (note 4)	-	225	-	-	-	-	(1,900)	-
Transfers between funds	179,053	11,633	-	-	2,509	-	(272,690)	247,101
Redemptions (notes 2, 3, and 4)	(14,360)	(1,581)	(546)	(1)	(6)	-	(44,862)	(109,859)
Adjustments to maintain reserves	1	1	(1)	-	2	-	20	-

Net equity transactions	164,694	10,278	(547)	(1)	2,505	-	(319,432)	137,242

Net change in contract owners’ equity	35,823	(8,123)	(409)	(147)	(89)	(77)	(199,337)	270,883
Contract owners’ equity at beginning of period	34,380	42,503	540	687	280	357	756,890	486,007

Contract owners’ equity at end of period	$70,203	34,380	131	540	191	280	557,553	756,890

CHANGE IN UNITS:
Beginning units	170,611	132,883	457	458	258	258	27,067	21,187
Units purchased	5,211,960	105,275	-	-	8,221	-	62,993	72,929
Units redeemed	(4,731,299)	(67,547)	(307)	(1)	(8,221)	-	(74,549)	(67,049)

Ending units	651,272	170,611	150	457	258	258	15,511	27,067

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RVLCV		RVLDD		RVMCG		RVMCV
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$996	(2,602)	(3,069)	(3,479)	(2,606)	(2,672)	(518)	(1,633)
Realized gain (loss) on investments	(56,974)	11,548	(40,571)	19,594	(3,993)	(3,354)	(9,120)	(919)
Change in unrealized gain (loss) on investments	(49,681)	65,103	29,082	175,118	42,829	26,705	7,198	33,773
Reinvested capital gains	18,927	5,354	51,353	-	7,110	-	2,046	-

Net increase (decrease) in contract owners’ equity resulting from operations	(86,732)	79,403	36,795	191,233	43,340	20,679	(394)	31,221

Equity transactions:
Purchase payments received from contract owners (note 4)	460	480	3,040	3,200	460	290	-	(193)
Transfers between funds	(215,392)	165,632	(35,748)	12,878	(17,632)	55,652	(4,187)	19,628
Redemptions (notes 2, 3, and 4)	(22,495)	(60,120)	(2,595)	(17,249)	(34,042)	(31,421)	(839)	(70,856)
Adjustments to maintain reserves	8	(2)	75	(1)	(32)	-	10	(1)

Net equity transactions	(237,419)	105,990	(35,228)	(1,172)	(51,246)	24,521	(5,016)	(51,422)

Net change in contract owners’ equity	(324,151)	185,393	1,567	190,061	(7,906)	45,200	(5,410)	(20,201)
Contract owners’ equity at beginning of period	600,551	415,158	611,474	421,413	205,995	160,795	78,008	98,209

Contract owners’ equity at end of period	$276,400	600,551	613,041	611,474	198,089	205,995	72,598	78,008

CHANGE IN UNITS:
Beginning units	25,244	20,557	12,855	12,872	7,682	6,804	3,332	5,083
Units purchased	39,742	30,344	15,995	1,462	13,090	3,101	1,163	13,498
Units redeemed	(52,222)	(25,657)	(16,001)	(1,479)	(15,011)	(2,223)	(1,564)	(15,249)

Ending units	12,764	25,244	12,849	12,855	5,761	7,682	2,931	3,332

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RVSCG		RVSCV		RVSDL		RVWDL
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(1,740)	(2,022)	(1,321)	(2,489)	(57)	(55)	(56)	(25)
Realized gain (loss) on investments	(4,624)	1,891	(22,497)	(26,860)	(95)	18	(29)	(261)
Change in unrealized gain (loss) on investments	14,475	12,112	2,244	56,633	(1,911)	487	659	(263)
Reinvested capital gains	5,357	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	13,468	11,981	(21,574)	27,284	(2,063)	450	574	(549)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	593	-	-	-	113
Transfers between funds	(18,376)	32,663	(6,260)	(109,302)	(1,480)	-	145	71
Redemptions (notes 2, 3, and 4)	(23,494)	(18,328)	(26,804)	(24,023)	(50)	(52)	(96)	(1,411)
Adjustments to maintain reserves	31	1	(1)	(1)	(1)	-	(2)	-

Net equity transactions	(41,839)	14,336	(33,065)	(132,733)	(1,531)	(52)	47	(1,227)

Net change in contract owners’ equity	(28,371)	26,317	(54,639)	(105,449)	(3,594)	398	621	(1,776)
Contract owners’ equity at beginning of period	136,470	110,153	141,983	247,432	13,933	13,535	6,808	8,584

Contract owners’ equity at end of period	$108,099	136,470	87,344	141,983	10,339	13,933	7,429	6,808

CHANGE IN UNITS:
Beginning units	5,290	4,730	8,001	16,419	1,939	1,942	1,256	1,486
Units purchased	2,341	1,605	1,277	4,193	129	-	28	33
Units redeemed	(3,843)	(1,045)	(3,927)	(12,611)	(371)	(3)	(17)	(263)

Ending units	3,788	5,290	5,351	8,001	1,697	1,939	1,267	1,256

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	AVBV2		AVGI		AVHY1		IVDDI
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(663)	(1,028)	(165)	(1,793)	17,887	22,581	1,989	3,101
Realized gain (loss) on investments	(19,372)	(665)	9,715	15,532	(23,396)	4,901	6,839	6,822
Change in unrealized gain (loss) on investments	10,777	3,621	(49,137)	38,037	(6,231)	46,167	(23,318)	54,720
Reinvested capital gains	1,769	15,687	90,912	51,396	-	-	4,357	18,285

Net increase (decrease) in contract owners’ equity resulting from operations	(7,489)	17,615	51,325	103,172	(11,740)	73,649	(10,133)	82,928

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	2,082	5,272	3,644	5,971
Transfers between funds	(5,833)	(52)	3,119	259	(101,243)	(70,744)	(168,003)	(84,797)
Redemptions (notes 2, 3, and 4)	(18,827)	(1,277)	(46,197)	(58,692)	(53,169)	(167,994)	(34,537)	(61,872)
Adjustments to maintain reserves	5	(1)	17	1	(9)	1	10	(1)

Net equity transactions	(24,655)	(1,330)	(43,061)	(58,432)	(152,339)	(233,465)	(198,886)	(140,699)

Net change in contract owners’ equity	(32,144)	16,285	8,264	44,740	(164,079)	(159,816)	(209,019)	(57,771)
Contract owners’ equity at beginning of period	78,818	62,533	434,144	389,404	579,351	739,167	360,727	418,498

Contract owners’ equity at end of period	$46,674	78,818	442,408	434,144	415,272	579,351	151,708	360,727

CHANGE IN UNITS:
Beginning units	24,747	25,004	20,741	23,658	28,777	41,563	17,591	25,027
Units purchased	-	-	736	2,380	3,509	8,755	630	663
Units redeemed	(7,034)	(257)	(2,663)	(5,297)	(11,850)	(21,541)	(10,635)	(8,099)

Ending units	17,713	24,747	18,814	20,741	20,436	28,777	7,586	17,591

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	IVGMMI		IVHS		IVMCC2		IVRE
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(58,452)	16,833	(1,631)	(1,946)	(2,089)	(2,600)	10,630	14,520
Realized gain (loss) on investments	-	-	182	(10,870)	(10,372)	(3,424)	6,395	8,306
Change in unrealized gain (loss) on investments	-	-	14,566	47,246	(15,563)	21,988	(95,569)	61,797
Reinvested capital gains	-	-	3,690	2,888	45,707	21,950	8,901	553

Net increase (decrease) in contract owners’ equity resulting from operations	(58,452)	16,833	16,807	37,318	17,683	37,914	(69,643)	85,176

Equity transactions:
Purchase payments received from contract owners (note 4)	25,804	29,031	989	915	777	1,920	712	630
Transfers between funds	870,909	(1,365,199)	(2,563)	(2,363)	39,966	9,702	(10,099)	27,010
Redemptions (notes 2, 3, and 4)	(413,212)	(801,955)	(20,453)	(26,241)	(19,602)	(6,017)	(91,358)	(36,171)
Adjustments to maintain reserves	22	-	20	-	27	-	4	-

Net equity transactions	483,523	(2,138,123)	(22,007)	(27,689)	21,168	5,605	(100,741)	(8,531)

Net change in contract owners’ equity	425,071	(2,121,290)	(5,200)	9,629	38,851	43,519	(170,384)	76,645
Contract owners’ equity at beginning of period	3,882,339	6,003,629	143,703	134,074	207,358	163,839	473,599	396,954

Contract owners’ equity at end of period	$4,307,410	3,882,339	138,503	143,703	246,209	207,358	303,215	473,599

CHANGE IN UNITS:
Beginning units	417,879	657,284	29,577	43,981	20,795	19,993	74,900	74,426
Units purchased	1,045,514	1,177,618	1,137	1,459	2,811	4,000	3,118	4,209
Units redeemed	(992,763)	(1,417,023)	(6,329)	(15,863)	(1,650)	(3,198)	(23,715)	(3,735)

Ending units	470,630	417,879	24,385	29,577	21,956	20,795	54,303	74,900

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	IVT		JABIN		JAEI		JAFRIN
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(6,229)	(5,692)	7,339	8,342	(115,342)	(107,639)	(7,390)	(7,716)
Realized gain (loss) on investments	19,563	7,245	73,111	58,396	684,485	665,913	20,132	(3,628)
Change in unrealized gain (loss) on investments	98,238	76,870	82,349	165,886	395,115	1,632,280	151,789	144,597
Reinvested capital gains	32,956	27,657	23,969	40,110	673,019	576,909	48,120	47,467

Net increase (decrease) in contract owners’ equity resulting from operations	144,528	106,080	186,768	272,734	1,637,277	2,767,463	212,651	180,720

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	18,131	16,117	38,217	26,176	5,332	6,212
Transfers between funds	9,526	(17,469)	(74,196)	157,651	(131,816)	22,952	(511)	(843)
Redemptions (notes 2, 3, and 4)	(72,978)	(114,098)	(111,841)	(262,155)	(781,411)	(900,357)	(114,811)	(123,886)
Adjustments to maintain reserves	9	-	32	1	146	(13)	3	1

Net equity transactions	(63,443)	(131,567)	(167,874)	(88,386)	(874,864)	(851,242)	(109,987)	(118,516)

Net change in contract owners’ equity	81,085	(25,487)	18,894	184,348	762,413	1,916,221	102,664	62,204
Contract owners’ equity at beginning of period	354,602	380,089	1,566,364	1,382,016	10,343,635	8,427,414	636,417	574,213

Contract owners’ equity at end of period	$435,687	354,602	1,585,258	1,566,364	11,106,048	10,343,635	739,081	636,417

CHANGE IN UNITS:
Beginning units	82,740	92,901	67,425	72,039	1,108,444	1,197,379	19,877	24,236
Units purchased	604	415	4,190	11,093	17,080	13,920	435	759
Units redeemed	(4,607)	(10,576)	(10,993)	(15,707)	(113,877)	(102,855)	(3,520)	(5,118)

Ending units	78,737	82,740	60,622	67,425	1,011,647	1,108,444	16,792	19,877

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	JAGRIN		JAIG		JARIN		JMCVIN
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(38,537)	(19,111)	(1,621)	1,583	(98,397)	(83,720)	(16)	(80)
Realized gain (loss) on investments	382,750	413,478	(28)	(2,592)	556,684	508,360	(443)	(1,594)
Change in unrealized gain (loss) on investments	501,054	850,541	42,124	127,056	1,873,269	1,439,280	(2,372)	14,173
Reinvested capital gains	371,288	424,891	-	-	923,898	1,077,011	1,189	5,075

Net increase (decrease) in contract owners’ equity resulting from operations	1,216,555	1,669,799	40,475	126,047	3,255,454	2,940,931	(1,642)	17,574

Equity transactions:
Purchase payments received from contract owners (note 4)	34,444	39,145	1,374	1,223	78,753	98,494	-	-
Transfers between funds	(156,639)	10,700	(23,092)	162,546	(145,807)	(5,218)	898	2,250
Redemptions (notes 2, 3, and 4)	(519,720)	(678,749)	(50,176)	(65,493)	(817,912)	(1,021,696)	(1,449)	(12,700)
Adjustments to maintain reserves	22	(20)	(53)	(1)	136	(33)	7	(1)

Net equity transactions	(641,893)	(628,924)	(71,947)	98,275	(884,830)	(928,453)	(544)	(10,451)

Net change in contract owners’ equity	574,662	1,040,875	(31,472)	224,322	2,370,624	2,012,478	(2,186)	7,123
Contract owners’ equity at beginning of period	7,357,897	6,317,022	691,051	466,729	11,008,734	8,996,256	72,183	65,060

Contract owners’ equity at end of period	$7,932,559	7,357,897	659,579	691,051	13,379,358	11,008,734	69,997	72,183

CHANGE IN UNITS:
Beginning units	1,467,854	1,605,281	92,893	97,939	1,866,389	2,029,757	3,529	4,089
Units purchased	18,881	25,042	8,008	9,685	26,105	54,791	51	128
Units redeemed	(153,563)	(162,469)	(24,683)	(14,731)	(151,951)	(218,159)	(77)	(688)

Ending units	1,333,172	1,467,854	76,218	92,893	1,740,543	1,866,389	3,503	3,529

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	LZREMS		LZRIES		LZRUSM		LPVCAI
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$1,656	(3,431)	1,044	(2,325)	(10,981)	(13,836)	(569)	40
Realized gain (loss) on investments	(11,860)	(17,052)	(11,264)	(10,316)	(7,435)	3,422	(69)	(1,543)
Change in unrealized gain (loss) on investments	5,753	50,491	9,045	44,537	(2,785)	228,493	4,265	11,626
Reinvested capital gains	-	-	5,193	-	63,146	18,162	5,502	2,133

Net increase (decrease) in contract owners’ equity resulting from operations	(4,451)	30,008	4,018	31,896	41,945	236,241	9,129	12,256

Equity transactions:
Purchase payments received from contract owners (note 4)	412	1,678	4,024	1,925	1,493	1,245	751	715
Transfers between funds	29,081	(9,846)	(58,607)	(681)	4,667	8,468	(6,793)	70,998
Redemptions (notes 2, 3, and 4)	(31,077)	(48,981)	(46,963)	(27,740)	(67,504)	(103,637)	(102)	(68,322)
Adjustments to maintain reserves	17	4	9	-	4	-	20	-

Net equity transactions	(1,567)	(57,145)	(101,537)	(26,496)	(61,340)	(93,924)	(6,124)	3,391

Net change in contract owners’ equity	(6,018)	(27,137)	(97,519)	5,400	(19,395)	142,317	3,005	15,647
Contract owners’ equity at beginning of period	254,143	281,280	181,324	175,924	1,017,672	875,355	63,413	47,766

Contract owners’ equity at end of period	$248,125	254,143	83,805	181,324	998,277	1,017,672	66,418	63,413

CHANGE IN UNITS:
Beginning units	8,828	11,498	10,294	11,876	199,435	221,079	2,832	2,620
Units purchased	5,258	22,078	3,009	816	1,344	4,275	121	5,415
Units redeemed	(5,012)	(24,748)	(8,694)	(2,398)	(19,315)	(25,919)	(384)	(5,203)

Ending units	9,074	8,828	4,609	10,294	181,464	199,435	2,569	2,832

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	LPVCII		LVCLGI		SBVHY		LOVCDG
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$84	(398)	(7,039)	(6,285)	329	503	(2,255)	292
Realized gain (loss) on investments	1,013	14,105	88,991	24,881	(91)	(89)	2,304	1,030
Change in unrealized gain (loss) on investments	7,428	10,269	17,108	63,214	521	1,186	53,064	68,694
Reinvested capital gains	968	8,246	13,938	24,377	-	-	8,646	22,666

Net increase (decrease) in contract owners’ equity resulting from operations	9,493	32,222	112,998	106,187	759	1,600	61,759	92,682

Equity transactions:
Purchase payments received from contract owners (note 4)	360	1,030	7,951	5,750	-	(169)	1,575	1,635
Transfers between funds	22,930	(1,737)	(126,053)	204,622	-	-	(3,579)	(1,960)
Redemptions (notes 2, 3, and 4)	(100)	(50,051)	(169,748)	(119,653)	(513)	(301)	(3,916)	(14,162)
Adjustments to maintain reserves	(16)	(1)	(34)	(1)	-	2	(7)	-

Net equity transactions	23,174	(50,759)	(287,884)	90,718	(513)	(468)	(5,927)	(14,487)

Net change in contract owners’ equity	32,667	(18,537)	(174,886)	196,905	246	1,132	55,832	78,195
Contract owners’ equity at beginning of period	95,532	114,069	504,466	307,561	14,039	12,907	460,638	382,443

Contract owners’ equity at end of period	$128,199	95,532	329,580	504,466	14,285	14,039	516,470	460,638

CHANGE IN UNITS:
Beginning units	4,465	6,944	17,080	13,529	747	772	59,741	63,789
Units purchased	2,169	3,545	2,358	12,501	-	-	1,005	1,027
Units redeemed	(1,009)	(6,024)	(10,749)	(8,950)	(27)	(25)	(2,339)	(5,075)

Ending units	5,625	4,465	8,689	17,080	720	747	58,407	59,741

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	LOVGI		AMCG		AMRI		AMSRS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$7,836	7,291	(3,735)	(3,706)	(149)	(944)	(5,094)	(4,225)
Realized gain (loss) on investments	20,480	74,565	5,941	15,912	(823)	2,295	4,545	8,006
Change in unrealized gain (loss) on investments	(20,508)	223,224	72,213	36,371	(2,649)	4,247	88,851	23,425
Reinvested capital gains	-	161,691	12,894	15,888	-	11,453	27,522	37,051

Net increase (decrease) in contract owners’ equity resulting from operations	7,808	466,771	87,313	64,465	(3,621)	17,051	115,824	64,257

Equity transactions:
Purchase payments received from contract owners (note 4)	25,680	20,339	625	624	384	688	84	80
Transfers between funds	(1,939)	7,076	(3,161)	(4,276)	1,755	(78)	(30)	647,863
Redemptions (notes 2, 3, and 4)	(224,312)	(325,495)	(6,570)	(54,615)	(2,941)	(35,428)	(32,988)	(89,783)
Adjustments to maintain reserves	69	2	6	1	(13)	-	26	-

Net equity transactions	(200,502)	(298,078)	(9,100)	(58,266)	(815)	(34,818)	(32,908)	558,160

Net change in contract owners’ equity	(192,694)	168,693	78,213	6,199	(4,436)	(17,767)	82,916	622,417
Contract owners’ equity at beginning of period	2,499,023	2,330,330	236,935	230,736	99,291	117,058	684,155	61,738

Contract owners’ equity at end of period	$2,306,329	2,499,023	315,148	236,935	94,855	99,291	767,071	684,155

CHANGE IN UNITS:
Beginning units	775,984	859,137	48,738	51,786	23,119	25,005	23,456	2,645
Units purchased	18,222	41,066	2,148	1,052	802	2,502	320	25,849
Units redeemed	(81,710)	(124,219)	(4,148)	(4,100)	(906)	(4,388)	(1,484)	(5,038)

Ending units	712,496	775,984	46,738	48,738	23,015	23,119	22,292	23,456

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	AMTB		NOVPDI		NOVPM		PMVAAA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$2,324	999	131,565	5,556	(118,855)	(67,642)	7,265	3,390
Realized gain (loss) on investments	(1,748)	(2,955)	(111,878)	(41,281)	19,493	163,188	(4,538)	(3,737)
Change in unrealized gain (loss) on investments	4,767	9,770	(370,479)	(151,218)	(1,262,353)	748,364	7,039	25,145
Reinvested capital gains	-	-	-	-	943,846	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,343	7,814	(350,792)	(186,943)	(417,869)	843,910	9,766	24,798

Equity transactions:
Purchase payments received from contract owners (note 4)	1,416	1,253	46,458	51,302	77,624	82,789	2,848	2,848
Transfers between funds	(8,279)	(2,582)	(39,098)	(159,017)	(119,402)	(16,578)	2,572	(19,451)
Redemptions (notes 2, 3, and 4)	(28,436)	(87,955)	(266,869)	(565,407)	(801,331)	(1,082,284)	(26,132)	(53,987)
Adjustments to maintain reserves	1	(1)	49	-	112	(14)	(7)	(4)

Net equity transactions	(35,298)	(89,285)	(259,460)	(673,122)	(842,997)	(1,016,087)	(20,719)	(70,594)

Net change in contract owners’ equity	(29,955)	(81,471)	(610,252)	(860,065)	(1,260,866)	(172,177)	(10,953)	(45,796)
Contract owners’ equity at beginning of period	331,706	413,177	3,845,160	4,705,225	13,179,998	13,352,175	239,299	285,095

Contract owners’ equity at end of period	$301,751	331,706	3,234,908	3,845,160	11,919,132	13,179,998	228,346	239,299

CHANGE IN UNITS:
Beginning units	154,664	200,123	308,930	362,645	776,057	836,215	15,491	20,413
Units purchased	9,643	17,636	13,128	10,003	12,396	38,855	581	1,538
Units redeemed	(28,814)	(63,095)	(37,821)	(63,718)	(67,974)	(99,013)	(2,101)	(6,460)

Ending units	135,493	154,664	284,237	308,930	720,479	776,057	13,971	15,491

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PMVEBA		PMVFHA		PMVGBA		PMVHYA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$578	597	496	53	955	964	25,472	24,544
Realized gain (loss) on investments	(127)	49	(2)	-	(1,625)	(946)	(4,605)	5,400
Change in unrealized gain (loss) on investments	366	1,735	(6)	440	7,469	4,038	14,267	26,489
Reinvested capital gains	-	-	-	70	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	817	2,381	488	563	6,799	4,056	35,134	56,433

Equity transactions:
Purchase payments received from contract owners (note 4)	360	360	-	-	29	(1)	-	-
Transfers between funds	78	(82)	3,372	-	(155)	6,568	(815)	701,609
Redemptions (notes 2, 3, and 4)	(3,225)	(1,884)	(16)	(15)	(12,365)	(4,868)	(8,340)	(14,876)
Adjustments to maintain reserves	2	-	(1)	-	(4)	-	-	(5)

Net equity transactions	(2,785)	(1,606)	3,355	(15)	(12,495)	1,699	(9,155)	686,728

Net change in contract owners’ equity	(1,968)	775	3,843	548	(5,696)	5,755	25,979	743,161
Contract owners’ equity at beginning of period	18,973	18,198	10,476	9,928	91,082	85,327	788,023	44,862

Contract owners’ equity at end of period	$17,005	18,973	14,319	10,476	85,386	91,082	814,002	788,023

CHANGE IN UNITS:
Beginning units	1,018	1,105	611	611	6,404	6,284	41,591	2,701
Units purchased	34	25	191	-	50	529	36,157	54,881
Units redeemed	(185)	(112)	-	-	(920)	(409)	(36,546)	(15,991)

Ending units	867	1,018	802	611	5,534	6,404	41,202	41,591

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PMVLDA		PMVLGA		PMVRRA		PMVRSA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(715)	2,122	444	1,037	(943)	1,015	751	567
Realized gain (loss) on investments	3,477	(693)	9,441	(3,310)	(1,947)	(30,372)	(5,346)	(1,154)
Change in unrealized gain (loss) on investments	1,644	2,875	11,903	14,270	87,618	95,016	3,983	2,243
Reinvested capital gains	-	-	2,094	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,406	4,304	23,882	11,997	84,728	65,659	(612)	1,656

Equity transactions:
Purchase payments received from contract owners (note 4)	5,400	5,700	3,485	1,325	915	1,864	646	680
Transfers between funds	74,003	22,725	55,545	51,549	35,547	(18,804)	(679)	(102)
Redemptions (notes 2, 3, and 4)	(2,760)	(11,221)	(9,628)	(35,447)	(91,898)	(229,678)	(2,198)	(691)
Adjustments to maintain reserves	(6)	3	(9)	1	(9)	-	1	1

Net equity transactions	76,637	17,207	49,393	17,428	(55,445)	(246,618)	(2,230)	(112)

Net change in contract owners’ equity	81,043	21,511	73,275	29,425	29,283	(180,959)	(2,842)	1,544
Contract owners’ equity at beginning of period	206,739	185,228	171,651	142,226	878,897	1,059,856	18,152	16,608

Contract owners’ equity at end of period	$287,782	206,739	244,926	171,651	908,180	878,897	15,310	18,152

CHANGE IN UNITS:
Beginning units	17,037	15,619	8,849	8,135	262,831	365,834	3,309	3,327
Units purchased	21,458	4,585	5,571	12,328	15,161	15,793	137	128
Units redeemed	(15,433)	(3,167)	(3,407)	(11,614)	(26,557)	(118,796)	(655)	(146)

Ending units	23,062	17,037	11,013	8,849	251,435	262,831	2,791	3,309

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PMVTRA		PVSTA		ROCMC		ROCSC
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$5,260	18,724	(1,345)	3,671	(1,263)	(1,458)	(1,217)	(4,021)
Realized gain (loss) on investments	21,209	(8,943)	(4,938)	(99)	(605)	(584)	(41,990)	(53,380)
Change in unrealized gain (loss) on investments	51,603	77,690	7,487	1,695	19,822	10,502	(4,249)	82,492
Reinvested capital gains	20,069	-	-	-	1,377	8,323	5,472	49,358

Net increase (decrease) in contract owners’ equity resulting from operations	98,141	87,471	1,204	5,267	19,331	16,783	(41,984)	74,449

Equity transactions:
Purchase payments received from contract owners (note 4)	8,372	6,111	1,263	-	-	-	1,744	2,109
Transfers between funds	79,155	(26,634)	54,505	51,717	3,991	1,335	(2,199)	(38,530)
Redemptions (notes 2, 3, and 4)	(191,523)	(377,917)	(40,824)	(129,977)	(4,391)	(20,127)	(43,643)	(119,234)
Adjustments to maintain reserves	(8)	7	2	2	(5)	-	3	(5)

Net equity transactions	(104,004)	(398,433)	14,946	(78,258)	(405)	(18,792)	(44,095)	(155,660)

Net change in contract owners’ equity	(5,863)	(310,962)	16,150	(72,991)	18,926	(2,009)	(86,079)	(81,211)
Contract owners’ equity at beginning of period	1,266,075	1,577,037	465,565	538,556	93,503	95,512	422,700	503,911

Contract owners’ equity at end of period	$1,260,212	1,266,075	481,715	465,565	112,429	93,503	336,621	422,700

CHANGE IN UNITS:
Beginning units	414,157	503,093	41,364	48,817	13,715	16,620	78,475	98,444
Units purchased	69,081	55,054	30,604	9,214	127	2,640	1,628	5,440
Units redeemed	(105,010)	(143,990)	(29,916)	(16,667)	(462)	(5,545)	(12,241)	(25,409)

Ending units	378,228	414,157	42,052	41,364	13,380	13,715	67,862	78,475

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	TAVV		VWBF		VWEM		VWHA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$7,223	(7,687)	9,412	(2,513)	3,309	(8,255)	(2,819)	(10,443)
Realized gain (loss) on investments	3,627	13,597	(6,000)	(2,599)	32,514	5,004	(149,598)	(29,370)
Change in unrealized gain (loss) on investments	(26,829)	62,580	8,879	24,088	36,944	170,900	208,188	116,293
Reinvested capital gains	3,944	-	-	-	20,452	17,078	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(12,035)	68,490	12,291	18,976	93,219	184,727	55,771	76,480

Equity transactions:
Purchase payments received from contract owners (note 4)	3,850	3,740	720	525	2,008	3,168	4,234	5,739
Transfers between funds	11,405	(17,988)	15,142	(27,590)	(64,110)	(2,483)	(101,777)	(35,217)
Redemptions (notes 2, 3, and 4)	(26,136)	(43,258)	(10,804)	(26,354)	(69,637)	(51,725)	(70,520)	(26,834)
Adjustments to maintain reserves	3	(1)	5	-	36	(5)	26	1

Net equity transactions	(10,878)	(57,507)	5,063	(53,419)	(131,703)	(51,045)	(168,037)	(56,311)

Net change in contract owners’ equity	(22,913)	10,983	17,354	(34,443)	(38,484)	133,682	(112,266)	20,169
Contract owners’ equity at beginning of period	681,602	670,619	199,438	233,881	793,361	659,679	715,047	694,878

Contract owners’ equity at end of period	$658,689	681,602	216,792	199,438	754,877	793,361	602,781	715,047

CHANGE IN UNITS:
Beginning units	256,780	273,089	75,468	81,036	158,064	170,467	231,488	243,093
Units purchased	22,848	14,759	5,501	17,643	992	6,111	17,410	10,115
Units redeemed	(27,332)	(31,068)	(10,321)	(23,211)	(18,703)	(18,514)	(79,741)	(21,720)

Ending units	252,296	256,780	70,648	75,468	140,353	158,064	169,157	231,488

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	SVDF		SVOF		DVIV		AMTP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(34,876)	(31,210)	(15,581)	(17,576)	11,496	3,177	-	10,045
Realized gain (loss) on investments	115,728	93,189	40,112	34,758	(36,852)	2,664	-	(5,521)
Change in unrealized gain (loss) on investments	1,027,233	371,243	170,772	206,854	(59,350)	67,349	-	(72,132)
Reinvested capital gains	224,726	237,447	128,193	182,155	-	-	-	138,605

Net increase (decrease) in contract owners’ equity resulting from operations	1,332,811	670,669	323,496	406,191	(84,706)	73,190	-	70,997

Equity transactions:
Purchase payments received from contract owners (note 4)	6,440	7,985	10,788	8,955	306	1,616	-	40
Transfers between funds	(40,478)	26,676	(11,634)	(2,929)	(296,869)	1,564	-	(705,486)
Redemptions (notes 2, 3, and 4)	(189,496)	(196,833)	(71,209)	(72,824)	(10,302)	(66,791)	-	(5,475)
Adjustments to maintain reserves	75	(5)	50	-	4	1	-	2

Net equity transactions	(223,459)	(162,177)	(72,005)	(66,798)	(306,861)	(63,610)	-	(710,919)

Net change in contract owners’ equity	1,109,352	508,492	251,491	339,393	(391,567)	9,580	-	(639,922)
Contract owners’ equity at beginning of period	2,330,566	1,822,074	1,748,127	1,408,734	391,567	381,987	-	639,922

Contract owners’ equity at end of period	$3,439,918	2,330,566	1,999,618	1,748,127	-	391,567	-	-

CHANGE IN UNITS:
Beginning units	56,129	60,122	243,207	252,196	155,261	193,075	-	150,975
Units purchased	648	9,198	4,050	8,091	709	30,664	-	1,412
Units redeemed	(5,091)	(13,191)	(15,468)	(17,080)	(155,970)	(68,478)	-	(152,387)

Ending units	51,686	56,129	231,789	243,207	-	155,261	-	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	LZRUSE		-		-		-
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$-	(2,384)	-	-	-	-	-	-
Realized gain (loss) on investments	-	29,195	-	-	-	-	-	-
Change in unrealized gain (loss) on investments	-	11,739	-	-	-	-	-	-
Reinvested capital gains	-	682	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	39,232	-	-	-	-	-	-

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	-
Transfers between funds	-	(159,189)	-	-	-	-	-	-
Redemptions (notes 2, 3, and 4)	-	(22,163)	-	-	-	-	-	-
Adjustments to maintain reserves	-	6	-	-	-	-	-	-

Net equity transactions	-	(181,346)	-	-	-	-	-	-

Net change in contract owners’ equity	-	(142,114)	-	-	-	-	-	-
Contract owners’ equity at beginning of period	-	142,114	-	-	-	-	-	-

Contract owners’ equity at end of period	$-	-	-	-	-	-	-	-

CHANGE IN UNITS:
Beginning units	-	26,491	-	-	-	-	-	-
Units purchased	-	-	-	-	-	-	-	-
Units redeemed	-	(26,491)	-	-	-	-	-	-

Ending units	-	-	-	-	-	-	-	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2020

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Jefferson National Life Annuity Account E (the Separate Account) was established pursuant to a resolution of the Board of Directors of Jefferson National Life Insurance Company (f/k/a Conseco Variable Insurance Company f/k/a Great American Reserve Insurance Company) (the Company) in 1993. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Separate Account.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

ALGER PORTFOLIOS

Alger Small Cap Growth (AASCO)

Alger Capital Appreciation Class I-2 (ALCAI2)

Alger Large Cap Growth Class I-2 (ALCGI2)

Alger Mid Cap Growth (ALMGI2)

ALLIANCE VAR PRODUCTS SERIES

AB Growth and Income Class A (ALVGIA)

AMERICAN CENTURY VARIABLE PORT

American Century VP Balanced - Class I (ACVB)

American Century VP International I (ACVI)

American Century VP Disciplined Core Value I (ACVIG)

American Century VP Inflation Protection Class II (ACVIP2)

American Century VP Large Company Value I (ACVLVI)

American Century VP Ultra I (ACVU1)

American Century VP Value I (ACVV)

AMUNDI PIONEER ASSET MGMNT

Amundi Pioneer High Yield VCT Class II (PIHYB2)

Amundi Pioneer Equity Income VCT Class II (PIVEI2)

Amundi Pioneer Fund VCT Class II (PIVF2)

Amundi Pioneer Mid Cap Value VCT Class II (PIVMV2)

Amundi Pioneer Strategic Income VCT Class II (PIVSI2)

BNY MELLON FUNDS

BNY Mellon Stock Index (DSIF)

BNY Mellon Sustainable U.S. Equity (DSRG)

BNY Mellon Small Cap Stock Index - Serv (DVSCS)

COLUMBIA VARIABLE PORTFOLIO

CVP Seligman Global Technology - Class 2 (CLVGT2)

FEDERATED HERMES INSURANCE SERIES

Federated Hermes High Income Bond II (FHIB)

Federated Hermes Kaufmann II (FVK2S)

Federated Hermes Managed Volatility II (FVU2)

GUGGENHEIM VARIABLE TRUST

Guggenheim Rydex Russell 2000 2X Strategy (GVR2XS)*

Guggenheim Rydex US Government Money Market (GVRUGM)

Guggenheim Rydex Inverse NASDAQ-100 Strategy (RAF)

Guggenheim Rydex Biotechnology (RBF)

Guggenheim Rydex Banking (RBKF)

Guggenheim Rydex Basic Materials (RBMF)

Guggenheim Rydex Consumer Products (RCPF)

Guggenheim Rydex Electronics (RELF)

Guggenheim Rydex Energy (RENF)

Guggenheim Rydex Energy Services (RESF)

Guggenheim Rydex Financial Services (RFSF)

Guggenheim Rydex Health Care (RHCF)

Guggenheim Rydex Internet (RINF)

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Guggenheim Rydex Inverse Gov’t Long Bond Strtgy (RJNF)

Guggenheim Rydex Europe 1.25X Strategy (RLCE)

Guggenheim Rydex Japan 2X Strategy (RLCJ)

Guggenheim Rydex Leisure (RLF)

Guggenheim Rydex Mid-Cap 1.5X Strategy (RMED)

Guggenheim Rydex Russell 2000 1.5X Strategy (RMEK)

Guggenheim Rydex Nova (RNF)

Guggenheim Rydex NASDAQ-100 (ROF)

Guggenheim Rydex Precious Metals (RPMF)

Guggenheim Rydex Real Estate (RREF)

Guggenheim Rydex Retailing (RRF)

Guggenheim Long Short Equity (RSRF)

Guggenheim Rydex Technology (RTEC)

Guggenheim Rydex Telecommunications (RTEL)

Guggenheim Rydex S&P 500 2X Strategy (RTF)

Guggenheim Rydex Transportation (RTRF)

Guggenheim Rydex Inverse S&P 500 Strategy (RUF)

Guggenheim Rydex Gov’t Long Bond 1.2X Strtgy (RUGB)

Guggenheim Rydex Utilities (RUTL)

Guggenheim Multi-Hedge Strategies (RVARS)

Guggenheim Rydex Commodities Strategy (RVCMD)

Guggenheim Rydex NASDAQ-100 2X Strategy (RVF)

Guggenheim Rydex Inverse Dow 2X Strategy (RVIDD)

Guggenheim Rydex Inverse Mid-Cap Strategy (RVIMC)

Guggenheim Rydex Inverse Russell 2000 Strategy (RVISC)

Guggenheim Rydex S&P 500 Pure Growth (RVLCG)

Guggenheim Rydex S&P 500 Pure Value (RVLCV)

Guggenheim Rydex Dow 2X Strategy (RVLDD)

Guggenheim Rydex S&P MidCap 400 Pure Growth (RVMCG)

Guggenheim Rydex S&P MidCap 400 Pure Value (RVMCV)

Guggenheim Rydex S&P SmallCap 600 Pure Growth (RVSCG)

Guggenheim Rydex S&P SmallCap 600 Pure Value (RVSCV)

Guggenheim Rydex Strengthening Dollar 2X Strategy (RVSDL)

Guggenheim Rydex Weakening Dollar 2X Strategy (RVWDL)

INVESCO V. I.

Invesco V.I. Value Opportunities II (AVBV2)

Invesco V.I. Core Equity I (AVGI)

Invesco V.I. High Yield I (AVHY1)

Invesco V.I. Diversified Dividend I (IVDDI)

Invesco V.I. Government Money Market I (IVGMMI)

Invesco V.I. Health Care I (IVHS)

Invesco V.I. Mid Cap Core Equity II (IVMCC2)

Invesco V.I. Global Real Estate I (IVRE)

Invesco V.I. Technology I (IVT)

JANUS ASPEN SERIES

Janus Henderson Balanced - Inst (JABIN)

Janus Henderson Enterprise - Inst (JAEI)

Janus Henderson Forty - Inst (JAFRIN)

Janus Henderson Global Research - Inst (JAGRIN)

Janus Henderson Overseas - Inst (JAIG)

Janus Henderson Research - Inst (JARIN)

Janus Henderson Mid Cap Value - Inst (JMCVIN)

LAZARD RETIREMENT SERIES FUND

Lazard Retirement Emerging Markets Equity (LZREMS)

Lazard Retirement International Equity (LZRIES)

Lazard Retirement US Small-Mid Cap Equity (LZRUSM)

LMPV EQUITY TRUST

LMCBV Aggressive Growth I (LPVCAI)

LMCBV Dividend Strategy I (LPVCII)

LMCBV Large Cap Growth I (LVCLGI)

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

LMPV INCOME TRUST

LMWAV Global High Yield Bond I (SBVHY)

LORD ABBETT SERIES FUND, INC.

Lord Abbett Dividend Growth (LOVCDG)

Lord Abbett Growth and Income (LOVGI)

NEUBERGER BERMAN ADV MGT TRUST

Neuberger Berman AMT Mid Cap Growth Class I (AMCG)

Neuberger Berman AMT Mid Cap Intrinsic Value I (AMRI)

Neuberger Berman AMT Sustainable Equity Class I (AMSRS)

Neuberger Berman AMT Short Duration Bond (AMTB)

NORTHERN LIGHTS VARIABLE TRUST

Ntrn Lts Power Dividend Index (NOVPDI)

Ntrn Lts Power Momentum (NOVPM)

PIMCO VARIABLE INSURANCE TRUST

PIMCO VIT All Asset - Admin (PMVAAA)

PIMCO VIT Emerging Markets Bond - Admin (PMVEBA)

PIMCO VIT International Bond (US Dollar Hedged)- Admin (PMVFHA)

PIMCO VIT Global Bond Opportunities Unhedged - Admin (PMVGBA)

PIMCO VIT High Yield - Admin (PMVHYA)

PIMCO VIT Low Duration - Admin (PMVLDA)

PIMCO VIT Long Term US Government - Admin (PMVLGA)

PIMCO VIT Real Return - Admin (PMVRRA)

PIMCO VIT CommodityRealReturn Strategy - Admin (PMVRSA)

PIMCO VIT Total Return - Admin (PMVTRA)

PIMCO VIT Short-Term - Admin (PVSTA)

ROYCE CAPITAL FUND

Royce Micro-Cap (ROCMC)

Royce Small-Cap (ROCSC)

THIRD AVENUE FFI STRATEGIES

Third Avenue FFI Strategies Portfolio (TAVV)

VANECK VIP

VanEck Emerging Markets Bond (VWBF)

VanEck VIP Emerging Markets (VWEM)

VanEck VIP Global Hard Assets Initial Cl (VWHA)

WELLS FARGO VARIABLE TRUST

Wells Fargo VT Discovery (SVDF)

Wells Fargo VT Opportunity (SVOF)

*	At December 31, 2020, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Unless listed below, the financial statements presented are as of December 31, 2020 and for each of the years in the two-year period ended December 31, 2020. For the subaccounts listed below with inception or liquidation dates in 2020, the financial statements are as of December 31, 2020

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

and for the period from the inception date to December 31, 2020 or from January 1, 2020 to the liquidation date. For the subaccounts listed below with inception or liquidation dates in 2019, the financial statements are as of December 31, 2020 and for the period from inception date to December 31, 2019 or from January 1, 2019 to the liquidation date:

	Inception Date	Liquidation Date
BNY Mellon Variable Investment Fund - International Value Portfolio: Initial Shares (DVIV)		4/30/2020
Lazard Retirement US Strategic Equity Portfolio (LZRUSE)		12/24/2019
Neuberger Berman Advisers Management Trust - Large Cap Value Portfolio: Class I (AMTP)		4/30/2019

There were no subaccount mergers for the one-year period ending December 31, 2020.

For the one-year period ended December 31, 2020, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
FHIB	Federated Hermes High Income Bond II	Federated High Income Bond II	5/1/2020
FVK2S	Federated Hermes Kaufmann II	Federated Kaufmann II	5/1/2020
FVU2	Federated Hermes Managed Volatility II	Federated Managed Volatility II	5/1/2020
LOVCDG	Lord Abbett Dividend Growth	Lord Abbett Calibrated Dividend Growth	5/1/2020
TAVV	Third Avenue FFI Strategies Portfolio	Third Avenue Variable Annuity Trust Value	5/1/2020
VWBF	VanEck Emerging Markets Bond	VanEck VIP Unconstrained Emerging Markets Bond	5/1/2020
ACVIG	American Century VP Disciplined Core Value I	American Century VP Income & Growth I	9/25/2020

Effective May 1, 2020, the trust name Janus Henderson VIT Funds was changed to Janus Aspen Series.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2020 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) COVID-19

Equity and financial markets have experienced significant volatility and interest rates have experienced significant declines primarily driven by the COVID-19 pandemic. These conditions have and may continue to impact the Company’s operations and financial condition. The extent to which the COVID-19 pandemic may impact the Company’s operations and financial condition will depend on future developments which are evolving and uncertain.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(h) Subsequent Events

The company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 0.80% to 4.75%.

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 0.40% - 1.85% of the daily value of the allocations to the underlying fund options
Contract Maintenance Charge - assessed through a redemption of units	Up to $30 annually
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 8.00%
Maximum Contingent Deferred Sales Charge Period	8 years
Rider Charges - annualized and assessed through either a reduction in unit value or the redemption of units
One-Month Enhanced Death Benefit Option	0.20% - 0.35%
One-Month Enhanced Death Benefit Option II	0.20% - 0.35%
One-Year Enhanced Death Benefit Option	0.10% - 0.20%
One-Year Enhanced Death Benefit Option II	0.15% - 0.20%
Combination Enhanced Death Benefit Option	0.30% - 0.65%
Combination Enhanced Death Benefit Option II	0.35% - 0.65%
Combination Enhanced Death Benefit Option III	0.65%
Return of Premium	0.10%
Beneficiary Protector II Option	0.35%
3% Extra Value Credit Option	0.10% - 0.45%
4% Extra Value Credit Option	0.25% - 0.40%
5% Extra Value Credit Option	0.45% - 0.70%
Capital Preservation Plus Option	0.50%
Capital Preservation Plus Lifetime Income Option	1.00%
Guaranteed Lifetime Withdrawal Fee	0.60%
Spousal Continuation Option Fee	0.10%
Spousal Protection Annuity Option	0.10% - 0.20%
Spousal Protection Annuity Option II	0.20%
No CDSC Option	0.25% - 0.55%
Four Year CDSC Option	0.20% - 0.50%
Reduced CDSC Option (“Liquidity Option”)	0.50%
Rider Charges - assessed annually as a percentage of the rider’s benefit base through a redemption of units
5% Nationwide Lifetime Income Rider	1.00%
7% Nationwide Lifetime Income Rider	1.00% - 1.50%
10% Nationwide Lifetime Income Rider	1.20%
Nationwide Lifetime Income Capture Option	1.50%
Nationwide Lifetime Income Track Option	1.50%
5% Joint Option for the Nationwide Lifetime Income Rider	0.15%
7% Joint Option for the Nationwide Lifetime Income Rider	0.15% - 0.40%
10% Joint Option for the Nationwide Lifetime Income Rider	0.30%
Joint Option for the Nationwide Lifetime Income Capture Option	0.40%
Joint Option for the Nationwide Lifetime Income Track Option	0.40%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2020 and 2019, total transfers to the Separate Account from the fixed account were $1,724,982 and $0, respectively, and total transfers from the Separate Account to the fixed account were $3,746,507 and $0, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2020:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$142,940,596	$-	$-	$142,940,596

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2020 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ALCGI2	$889,391	$875,563
ALMGI2	392,724	333,211
ALCAI2	1,575,956	1,213,922
AASCO	152,637	164,915
ALVGIA	66,282	63,361
ACVLVI	661	29,555
ACVB	56,418	89,157
ACVIG	147,645	120,232
ACVIP2	16,035	74,347
ACVI	78,767	117,908
ACVU1	49,295	107,289
ACVV	202,775	343,258
PIVEI2	28,408	44,514
PIVF2	29,304	66,252
PIVMV2	1,018	46,405
PIVSI2	51,672	69,926
PIHYB2	2,172	1,405
DVSCS	34,941	66,765
DSIF	1,961,281	1,912,490
DSRG	42,672	121,320
DVIV	13,925	309,290
CLVGT2	205,622	300,762
FVK2S	45,110	134,271
FVU2	7,694	12,244
FHIB	53,757	76,247
GVR2XS	104,513	127,694
GVRUGM	264	27,414
RSRF	1,496	3,734
RBKF	4,640	12,612
RBMF	4,835	2,404
RBF	158,000	89,327
RVCMD	3,278	2,215
RCPF	165,732	207,186
RVLDD	614,481	601,482
RELF	18,795	201,733
RENF	16,916	40,042
RESF	6,814	9,321
RLCE	4,069	10,979
RFSF	113,187	84,055
RUGB	565,072	195,408
RHCF	160,523	75,530
RINF	22,091	19,467
RVIDD	1,172,178	1,008,212
RJNF	40	5,114
RVIMC	2	559
RAF	455,865	441,523
RVISC	10,688	8,166
RUF	383,197	392,755
RLCJ	23,466	44,635
RLF	67,916	17,779
RMED	23,815	14,517
RVARS	36	214
RVF	1,383,794	1,343,278
ROF	1,904,720	2,405,944
RNF	190,201	182,545
RPMF	132,794	149,450

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

RREF	5,789	7,590
RRF	8,552	32,172
RMEK	468,600	129,768
RTF	1,655,228	2,164,613
RVLCG	1,694,315	1,928,105
RVLCV	632,244	849,738
RVMCG	347,027	393,733
RVMCV	24,939	28,432
RVSCG	53,296	91,554
RVSCV	17,251	51,625
RVSDL	1,066	2,654
RTEC	239,262	275,806
RTEL	13,650	33,226
RTRF	205	8,246
RUTL	156,103	158,661
RVWDL	173	185
AVBV2	1,803	25,355
AVGI	110,981	63,306
IVHS	26,119	46,084
IVRE	33,667	114,879
AVHY1	90,329	224,771
IVDDI	17,877	210,428
IVT	42,438	79,159
IVMCC2	88,201	23,439
IVGMMI	8,770,056	8,344,981
JABIN	146,129	282,717
JAFRIN	65,394	134,649
JAGRIN	445,749	754,839
JMCVIN	2,835	2,212
JARIN	1,006,037	1,065,388
JAEI	724,252	1,041,474
JAIG	239,984	313,497
LZRUSM	75,543	84,709
LZREMS	126,930	126,828
LZRIES	52,020	147,328
LPVCAI	8,418	9,630
LPVCII	47,165	22,914
LVCLGI	67,416	348,364
SBVHY	545	726
LOVCDG	15,873	15,394
LOVGI	57,574	250,277
AMTB	23,455	56,427
AMCG	20,189	20,127
AMRI	3,480	4,427
AMSRS	31,528	42,027
NOVPM	996,159	1,014,157
NOVPDI	246,236	374,134
PVSTA	344,450	330,850
PMVAAA	18,312	31,755
PMVRSA	1,566	3,043
PMVHYA	699,495	683,185
PMVLGA	128,746	76,799
PMVLDA	266,664	190,736
PMVRRA	88,661	145,038
PMVTRA	765,395	844,083
PMVEBA	1,367	3,574
PMVGBA	2,658	14,189
PMVFHA	4,007	154
ROCMC	5,581	5,865
ROCSC	12,956	52,792

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

TAVV	66,447	66,152
VWBF	56,372	41,902
VWEM	35,895	143,860
VWHA	147,987	318,855
SVDF	237,882	271,551
SVOF	151,742	111,169

	$35,757,845	$39,156,210

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(6) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2020, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2020. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
Alger Small Cap Growth (AASCO)
2020	1.40%	to	2.50%	270,833	$7.07	to	$57.03	$2,351,970	1.07%	63.03%	to	64.83%
2019	1.40%	to	2.80%	296	4.29	to	34.72	1,539	0.00%	25.51%	to	27.54%
2018	1.40%	to	3.00%	319	3.36	to	28.31	1,304	0.00%	-1.56%	to	1.47%
2017	1.40%	to	3.00%	344	3.36	to	28.48	1,398	0.00%	24.91%	to	28.79%
2016	1.40%	to	3.00%	415	2.64	to	22.57	1,300	0.00%	3.11%	to	6.02%
Alger Capital Appreciation Class I-2 (ALCAI2)
2020	1.40%	to	2.80%	558,813	18.82	to	97.30	11,277,861	0.00%	37.84%	to	39.78%
2019	1.40%	to	2.80%	615	13.46	to	69.68	8,938	0.00%	29.89%	to	31.73%
2018	1.40%	to	3.00%	676	3.96	to	52.59	7,399	0.08%	-3.07%	to	0.00%
2017	1.40%	to	3.00%	739	3.96	to	53.53	8,287	0.16%	27.24%	to	31.13%
2016	1.40%	to	3.00%	817	3.02	to	41.51	7,113	0.18%	-2.49%	to	0.33%
Alger Large Cap Growth Class I-2 (ALCGI2)
2020	1.40%	to	2.65%	719,265	7.85	to	56.90	6,401,472	0.18%	62.67%	to	64.71%
2019	1.40%	to	2.65%	795	4.77	to	34.63	4,492	0.00%	23.67%	to	25.66%
2018	1.40%	to	3.00%	864	2.45	to	27.63	3,844	0.00%	-0.87%	to	2.08%
2017	1.40%	to	3.00%	929	2.40	to	27.49	4,041	0.00%	24.71%	to	28.34%
2016	1.40%	to	3.00%	1,033	1.87	to	21.75	3,590	0.00%	-3.78%	to	-0.53%
Alger Mid Cap Growth (ALMGI2)
2020	0.00%	to	2.65%	339,835	5.48	to	68.19	3,306,680	0.00%	60.33%	to	64.63%
2019	0.00%	to	2.80%	371	3.33	to	42.11	2,228	0.00%	26.41%	to	30.26%
2018	1.40%	to	10.18%	420	2.56	to	32.87	1,984	0.00%	-10.17%	to	-7.25%
2017	1.40%	to	10.29%	442	2.76	to	36.10	2,312	0.00%	25.93%	to	29.58%
2016	1.40%	to	10.74%	476	2.13	to	28.28	1,984	0.00%	-1.97%	to	0.95%
AB Growth and Income Class A (ALVGIA)
2020	1.40%	to	3.00%	56,672	2.84	to	27.94	377,068	1.65%	-0.32%	to	1.29%
2019	1.40%	to	3.00%	69	2.80	to	27.65	390	1.24%	20.25%	to	22.19%
2018	1.40%	to	3.00%	71	2.29	to	22.68	349	0.92%	-8.40%	to	-6.91%
2017	1.40%	to	3.00%	107	2.46	to	24.43	510	1.47%	15.43%	to	17.14%
2016	1.40%	to	3.00%	119	2.10	to	20.89	421	1.01%	8.05%	to	9.95%
American Century VP Balanced - Class I (ACVB)
2020	1.40%	to	2.65%	22,533	20.34	to	23.74	522,258	1.16%	9.59%	to	10.96%
2019	1.40%	to	2.65%	25	18.56	to	21.40	524	1.54%	16.54%	to	18.19%
2018	1.40%	to	3.00%	28	15.37	to	18.11	498	1.42%	-6.68%	to	-5.13%
2017	1.40%	to	3.00%	27	16.47	to	19.09	511	1.54%	10.54%	to	12.29%
2016	1.40%	to	3.00%	26	14.90	to	17.00	430	1.60%	3.83%	to	5.52%
American Century VP International I (ACVI)
2020	1.40%	to	2.65%	98,285	3.06	to	26.09	436,405	0.48%	22.59%	to	24.13%
2019	1.40%	to	2.80%	131	2.46	to	21.07	399	0.89%	24.88%	to	28.42%
2018	1.40%	to	3.00%	169	1.84	to	16.68	421	1.18%	-17.77%	to	-15.60%
2017	1.40%	to	3.00%	179	2.18	to	20.01	526	0.93%	27.34%	to	31.33%
2016	1.40%	to	3.00%	197	1.66	to	15.50	480	1.08%	-8.25%	to	-5.14%
American Century VP Disciplined Core Value I (ACVIG)
2020	1.40%	to	2.80%	283,049	2.94	to	32.61	1,148,844	1.98%	8.72%	to	10.25%
2019	1.40%	to	2.80%	299	2.67	to	29.60	1,074	2.07%	20.29%	to	23.95%
2018	1.40%	to	3.00%	301	2.19	to	24.08	933	1.91%	-9.65%	to	-7.07%
2017	1.40%	to	3.00%	308	2.38	to	26.29	1,067	2.30%	16.92%	to	20.43%
2016	1.40%	to	3.00%	362	2.00	to	22.18	1,133	2.38%	10.12%	to	13.53%
American Century VP Inflation Protection Class II (ACVIP2)
2020	1.40%	to	1.65%	7,534	14.84	to	15.08	112,445	1.24%	7.76%	to	8.03%
2019	1.40%	to	1.65%	12	13.77	to	13.96	163	2.37%	5.68%	to	7.39%
2018	1.40%	to	3.00%	17	10.93	to	13.00	213	2.68%	-5.69%	to	-4.20%
2017	1.40%	to	3.00%	22	11.59	to	13.57	286	2.67%	0.61%	to	2.26%
2016	1.40%	to	3.00%	18	11.52	to	13.27	233	1.94%	1.32%	to	2.95%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
American Century VP Large Company Value I (ACVLVI)
2020			1.40%	84			16.85	1,415	1.72%			1.19%
2019			1.40%	2			16.65	33	1.78%	25.39%	to	25.71%
2018	1.40%	to	3.00%	5	11.47	to	13.24	72	1.77%	-10.74%	to	-9.38%
2017	1.40%	to	3.00%	6	12.85	to	14.61	83	1.76%	7.80%	to	9.60%
2016	1.40%	to	3.00%	7	11.92	to	13.33	95	2.20%	11.82%	to	13.64%
American Century VP Ultra I (ACVU1)
2020	1.40%	to	2.15%	2,684	42.22	to	45.45	120,246	0.00%	46.67%	to	47.77%
2019	1.40%	to	1.65%	5	27.11	to	30.76	150	0.00%	31.06%	to	32.71%
2018	1.40%	to	3.00%	2	20.07	to	23.18	56	0.25%	-2.24%	to	-0.64%
2017	1.40%	to	3.00%	2	20.53	to	23.33	49	0.17%	28.31%	to	30.41%
2016	1.40%	to	3.00%	2	16.00	to	17.89	41	0.37%	1.39%	to	2.99%
American Century VP Value I (ACVV)
2020	1.40%	to	3.00%	348,847	4.72	to	37.82	2,164,302	2.29%	-2.01%	to	-0.43%
2019	1.40%	to	3.00%	395	4.74	to	38.02	2,404	2.12%	23.28%	to	27.03%
2018	1.40%	to	3.00%	423	3.15	to	30.17	2,117	1.63%	-11.89%	to	-8.96%
2017	1.40%	to	3.00%	479	3.46	to	33.77	2,726	1.63%	5.58%	to	8.46%
2016	1.40%	to	3.00%	545	3.19	to	31.57	3,064	1.78%	16.93%	to	20.83%
Amundi Pioneer High Yield VCT Class II (PIHYB2)
2020	1.40%	to	2.15%	2,341	17.83	to	19.34	44,764	5.16%	-0.19%	to	0.56%
2019	1.40%	to	2.15%	2	17.87	to	19.23	45	4.67%	11.30%	to	12.70%
2018	1.40%	to	3.00%	3	14.48	to	17.06	48	4.47%	-6.82%	to	-5.27%
2017	1.40%	to	3.00%	4	15.54	to	18.01	65	4.35%	3.88%	to	5.51%
2016	1.40%	to	3.00%	6	14.96	to	17.07	106	4.63%	10.41%	to	12.16%
Amundi Pioneer Equity Income VCT Class II (PIVEI2)
2020	1.40%	to	3.00%	110,477	2.72	to	27.65	450,513	2.39%	-3.21%	to	-1.65%
2019	1.40%	to	3.00%	114	2.76	to	29.13	499	2.42%	21.53%	to	23.49%
2018	1.40%	to	3.00%	123	2.24	to	23.92	483	2.12%	-11.45%	to	-8.81%
2017	1.40%	to	3.00%	141	2.49	to	26.75	596	1.46%	11.78%	to	15.44%
2016	1.40%	to	3.00%	162	2.19	to	23.69	661	1.87%	15.97%	to	19.25%
Amundi Pioneer Fund VCT Class II (PIVF2)
2020	1.40%	to	2.50%	33,418	2.98	to	32.69	245,615	0.50%	20.90%	to	22.24%
2019	1.40%	to	2.50%	37	2.44	to	26.95	258	0.75%	27.60%	to	29.21%
2018	1.40%	to	3.00%	37	1.88	to	21.70	207	0.82%	-4.67%	to	-1.53%
2017	1.40%	to	3.00%	46	1.95	to	22.44	220	0.95%	17.80%	to	21.40%
2016	1.40%	to	3.00%	47	1.63	to	18.79	271	1.07%	6.35%	to	9.69%
Amundi Pioneer Mid Cap Value VCT Class II (PIVMV2)
2020	1.40%	to	2.15%	1,332	19.35	to	20.98	27,509	0.84%	-0.30%	to	0.46%
2019	1.40%	to	2.15%	4	19.41	to	20.89	76	1.05%	24.74%	to	26.30%
2018	1.40%	to	3.00%	4	14.04	to	16.54	60	0.45%	-21.87%	to	-20.63%
2017	1.40%	to	3.00%	4	17.97	to	20.84	76	0.65%	9.51%	to	11.32%
2016	1.40%	to	3.00%	6	16.41	to	18.72	108	0.47%	12.78%	to	14.64%
Amundi Pioneer Strategic Income VCT Class II (PIVSI2)
2020	1.40%	to	2.30%	14,128	15.39	to	16.89	236,032	3.28%	4.93%	to	5.88%
2019	1.40%	to	2.30%	15	14.67	to	15.96	246	3.10%	6.65%	to	7.99%
2018	1.40%	to	3.00%	13	12.73	to	14.78	193	3.02%	-4.86%	to	-3.27%
2017	1.40%	to	3.00%	20	13.38	to	15.28	305	3.35%	1.67%	to	3.31%
2016	1.40%	to	3.00%	13	13.16	to	14.79	185	3.28%	4.11%	to	5.79%
BNY Mellon Stock Index (DSIF)
2020	1.40%	to	2.65%	1,935,659	7.50	to	38.93	15,544,920	1.57%	14.92%	to	16.37%
2019	1.40%	to	2.80%	2,040	6.44	to	33.49	14,297	1.72%	27.56%	to	31.18%
2018	1.40%	to	3.00%	2,234	2.79	to	25.74	11,810	1.63%	-7.47%	to	-4.45%
2017	1.40%	to	3.00%	2,490	2.92	to	27.44	14,670	1.69%	9.09%	to	10.84%
2016	1.40%	to	3.00%	2,869	2.41	to	22.95	14,031	2.03%	8.42%	to	12.09%
BNY Mellon Sustainable U.S. Equity (DSRG)
2020	0.00%	to	2.65%	318,422	3.56	to	31.39	1,890,519	1.08%	20.90%	to	24.14%
2019	0.00%	to	2.80%	335	2.87	to	25.70	1,627	1.49%	30.65%	to	34.36%
2018	1.40%	to	10.03%	366	2.14	to	20.86	1,341	1.80%	-7.28%	to	-4.04%
2017	1.40%	to	7.75%	400	2.23	to	22.18	1,554	1.29%	17.94%	to	21.16%
2016	1.40%	to	7.18%	504	1.94	to	19.54	1,726	1.32%	7.15%	to	10.23%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
BNY Mellon Small Cap Stock Index - Serv (DVSCS)
2020	1.40%	to	3.00%	7,638	27.67	to	33.65	245,677	1.16%	7.37%	to	9.10%
2019	1.40%	to	3.00%	9	25.77	to	30.85	279	0.87%	18.60%	to	20.51%
2018	1.40%	to	3.00%	13	21.73	to	25.60	329	0.81%	-11.67%	to	-10.24%
2017	1.40%	to	3.00%	15	24.60	to	28.52	407	0.66%	9.09%	to	10.84%
2016	1.40%	to	3.00%	16	22.55	to	25.73	402	0.76%	22.02%	to	24.00%
CVP Seligman Global Technology - Class 2 (CLVGT2)
2020	1.40%	to	2.80%	363,792	3.58	to	71.37	1,707,106	0.00%	41.78%	to	43.77%
2019	1.40%	to	2.80%	376	2.49	to	49.94	1,346	0.00%	50.69%	to	52.82%
2018	1.40%	to	3.00%	392	1.63	to	34.49	940	0.00%	-11.17%	to	-8.51%
2017	1.40%	to	3.00%	436	1.80	to	38.28	1,206	0.00%	30.97%	to	34.72%
2016	1.40%	to	3.00%	410	1.36	to	28.83	840	0.00%	15.48%	to	19.01%
Federated Hermes High Income Bond II (FHIB)
2020	1.40%	to	2.65%	115,426	3.67	to	26.19	903,153	5.99%	2.83%	to	4.12%
2019	1.40%	to	2.65%	133	3.53	to	25.21	933	6.15%	11.38%	to	12.95%
2018	1.40%	to	3.00%	143	3.12	to	22.38	894	8.07%	-6.13%	to	-3.31%
2017	1.40%	to	3.00%	159	3.27	to	23.52	1,013	6.70%	3.79%	to	7.10%
2016	1.40%	to	3.00%	185	3.10	to	22.36	1,085	6.31%	11.44%	to	14.81%
Federated Hermes Kaufmann II (FVK2S)
2020	1.40%	to	1.65%	10,292	34.99	to	35.57	363,522	0.00%	26.38%	to	26.70%
2019	1.40%	to	1.65%	14	24.65	to	28.07	401	0.00%	30.03%	to	31.66%
2018	1.40%	to	3.00%	20	18.38	to	21.32	415	0.00%	0.55%	to	2.11%
2017	1.40%	to	3.00%	9	18.28	to	20.88	196	0.00%	24.18%	to	26.24%
2016	1.40%	to	3.00%	7	14.72	to	16.54	115	0.00%	0.34%	to	1.97%
Federated Hermes Managed Volatility II (FVU2)
2020	1.40%	to	2.65%	85,644	2.95	to	19.08	320,761	2.54%	-1.71%	to	-0.47%
2019	1.40%	to	2.65%	88	2.96	to	19.22	330	2.12%	16.91%	to	18.56%
2018	1.40%	to	3.00%	94	2.18	to	20.65	300	3.05%	-11.18%	to	-8.40%
2017	1.40%	to	3.00%	107	2.38	to	22.93	375	4.58%	14.60%	to	18.41%
2016	1.40%	to	3.00%	156	2.01	to	19.73	447	5.35%	4.54%	to	7.49%
Guggenheim Rydex Russell 2000 2X Strategy (GVR2XS)
2019			1.40%	1			17.22	19	0.47%	43.09%	to	45.11%
2018	1.40%	to	3.00%	2	10.22	to	11.86	24	0.00%	-28.43%	to	-27.28%
2017	1.40%	to	3.00%	1	14.28	to	16.31	17	0.00%	22.58%	to	24.50%
2016	1.40%	to	3.00%	2	11.65	to	13.10	30	0.00%	34.06%	to	36.17%
Guggenheim Rydex US Government Money Market (GVRUGM)
2020	1.40%	to	2.25%	152,599	0.88	to	10.10	352,513	0.06%	-2.16%	to	-1.32%
2019	1.40%	to	2.25%	158	0.89	to	10.23	380	0.91%	-1.92%	to	0.87%
2018	1.40%	to	3.00%	197	0.89	to	10.29	706	0.56%	-2.44%	to	0.88%
2017	1.40%	to	3.00%	218	0.90	to	10.37	877	0.00%	-2.86%	to	0.00%
2016	1.40%	to	5.36%	309	0.91	to	10.52	1,409	0.00%	-3.02%	to	0.00%
Guggenheim Rydex Inverse NASDAQ-100 Strategy (RAF)
2020			1.40%	15,448	0.45	to	0.46	7,072	1.81%			-38.86%
2019			1.40%	45	0.73	to	0.76	34	0.85%	-30.14%	to	-29.01%
2018	1.40%	to	3.00%	17	0.90	to	1.07	17	0.00%	-6.06%	to	-3.74%
2017	1.40%	to	3.00%	18	0.95	to	1.12	20	0.00%	-26.92%	to	-25.33%
2016	1.40%	to	3.00%	22	1.30	to	1.50	32	0.00%	-12.75%	to	-10.71%
Guggenheim Rydex Biotechnology (RBF)
2020	1.40%	to	2.80%	15,362	36.10	to	45.37	627,034	0.00%	17.96%	to	19.63%
2019	1.40%	to	2.80%	14	30.18	to	37.93	488	0.00%	20.99%	to	22.94%
2018	1.40%	to	3.00%	17	24.55	to	30.85	467	0.00%	-12.13%	to	-10.69%
2017	1.40%	to	3.00%	17	27.49	to	34.55	514	0.00%	25.63%	to	27.63%
2016	1.40%	to	3.00%	20	21.54	to	27.07	488	0.00%	-22.04%	to	-20.75%
Guggenheim Rydex Banking (RBKF)
2020	1.40%	to	2.65%	8,327	6.75	to	9.71	74,551	0.91%	-10.86%	to	-9.74%
2019	1.40%	to	2.65%	10	7.57	to	10.75	95	0.95%	24.85%	to	26.61%
2018	1.40%	to	3.00%	10	5.75	to	8.49	79	0.48%	-21.66%	to	-20.26%
2017	1.40%	to	3.00%	40	7.34	to	10.66	341	0.24%	9.23%	to	10.98%
2016	1.40%	to	3.00%	46	6.72	to	9.61	351	0.66%	23.53%	to	25.45%
Guggenheim Rydex Basic Materials (RBMF)
2020	1.40%	to	2.65%	2,367	22.68	to	27.09	60,823	1.34%	16.62%	to	18.09%
2019	1.40%	to	2.65%	2	19.45	to	22.94	50	0.00%	18.08%	to	19.74%
2018	1.40%	to	3.00%	4	15.62	to	19.16	71	0.32%	-19.90%	to	-18.57%
2017	1.40%	to	3.00%	12	19.50	to	23.54	278	0.57%	17.82%	to	19.80%
2016	1.40%	to	3.00%	18	16.55	to	19.65	342	0.00%	27.01%	to	29.11%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
Guggenheim Rydex Consumer Products (RCPF)
2020	1.40%	to	2.65%	12,131	25.82	to	36.82	374,434	0.89%	4.76%	to	6.08%
2019	1.40%	to	2.65%	14	24.65	to	34.71	400	1.13%	18.95%	to	20.63%
2018	1.40%	to	3.00%	9	19.65	to	28.78	232	0.71%	-14.75%	to	-13.34%
2017	1.40%	to	3.00%	7	23.05	to	33.21	217	0.90%	8.27%	to	9.99%
2016	1.40%	to	3.00%	22	21.29	to	30.20	555	0.71%	2.31%	to	3.94%
Guggenheim Rydex Electronics (RELF)
2020	1.40%	to	2.65%	3,074	21.33	to	36.07	69,300	0.00%	51.89%	to	53.80%
2019	1.40%	to	2.65%	11	13.87	to	23.45	235	0.00%	54.58%	to	57.07%
2018	1.40%	to	3.00%	12	8.83	to	14.93	158	0.00%	-15.32%	to	-13.94%
2017	1.40%	to	3.00%	14	10.26	to	17.35	208	0.00%	27.21%	to	29.28%
2016	1.40%	to	3.00%	13	7.94	to	13.42	146	0.00%	20.73%	to	22.72%
Guggenheim Rydex Energy (RENF)
2020	1.40%	to	2.80%	19,642	6.55	to	7.75	148,692	1.25%	-36.00%	to	-35.09%
2019	1.40%	to	2.80%	22	10.24	to	11.94	251	0.21%	3.66%	to	5.33%
2018	1.40%	to	3.00%	27	9.52	to	11.33	297	0.48%	-27.71%	to	-26.52%
2017	1.40%	to	3.00%	34	13.17	to	15.42	503	0.42%	-9.05%	to	-7.52%
2016	1.40%	to	3.00%	72	14.48	to	16.69	1,154	0.86%	27.46%	to	29.56%
Guggenheim Rydex Energy Services (RESF)
2020	1.40%	to	2.80%	12,297	2.50	to	3.51	37,174	0.78%	-39.07%	to	-38.21%
2019	1.40%	to	2.80%	13	4.04	to	5.68	64	0.00%	-3.02%	to	-1.45%
2018	1.40%	to	3.00%	15	4.10	to	5.77	73	2.61%	-47.23%	to	-46.38%
2017	1.40%	to	3.00%	44	7.65	to	10.76	454	0.00%	-21.05%	to	-19.73%
2016	1.40%	to	3.00%	17	9.53	to	13.42	207	0.93%	19.51%	to	21.40%
Guggenheim Rydex Financial Services (RFSF)
2020	1.40%	to	1.73%	10,915	13.07	to	14.02	151,298	0.61%	-1.82%	to	-1.50%
2019	1.40%	to	2.25%	9	12.59	to	14.23	124	0.83%	24.54%	to	26.30%
2018	1.40%	to	3.00%	20	9.33	to	11.27	214	0.93%	-14.87%	to	-13.44%
2017	1.40%	to	3.00%	28	10.96	to	13.02	356	0.42%	12.18%	to	13.94%
2016	1.40%	to	3.00%	28	9.77	to	11.43	304	1.26%	12.43%	to	14.20%
Guggenheim Rydex Health Care (RHCF)
2020	1.40%	to	2.80%	19,861	31.05	to	36.70	684,838	0.00%	15.40%	to	17.03%
2019	1.40%	to	2.80%	17	26.90	to	31.36	508	0.00%	19.18%	to	20.86%
2018	1.40%	to	3.00%	26	21.81	to	25.95	647	0.00%	-1.76%	to	-0.15%
2017	1.40%	to	3.00%	20	22.20	to	25.99	510	0.00%	19.23%	to	21.17%
2016	1.40%	to	3.00%	20	18.62	to	21.45	406	0.00%	-12.34%	to	-10.93%
Guggenheim Rydex Internet (RINF)
2020	1.40%	to	2.80%	1,922	32.56	to	56.37	96,214	0.00%	55.79%	to	57.98%
2019	1.40%	to	2.80%	2	20.61	to	35.68	60	0.00%	21.76%	to	23.72%
2018	1.40%	to	3.00%	3	16.66	to	28.84	78	0.00%	-6.08%	to	-4.53%
2017	1.40%	to	3.00%	4	17.45	to	30.22	99	0.00%	30.03%	to	32.14%
2016	1.40%	to	3.00%	3	13.21	to	22.87	58	0.00%	1.38%	to	2.97%
Guggenheim Rydex Inverse Gov’t Long Bond Strtgy (RJNF)
2020	1.40%	to	1.95%	10,752	0.17	to	1.72	13,516	0.26%	-22.61%	to	-22.19%
2019	1.40%	to	1.95%	39	0.22	to	2.22	24	0.00%	-15.69%	to	-14.50%
2018	1.40%	to	3.00%	40	0.26	to	2.59	30	0.00%	0.88%	to	4.00%
2017	1.40%	to	3.00%	12	0.25	to	2.53	22	0.00%	-11.60%	to	-10.28%
2016	1.40%	to	3.00%	12	0.28	to	2.82	26	0.00%	-5.84%	to	-3.45%
Guggenheim Rydex Europe 1.25X Strategy (RLCE)
2020	1.40%	to	2.80%	13,653	9.11	to	11.34	143,484	1.74%	-2.53%	to	-1.16%
2019	1.40%	to	2.80%	14	9.35	to	11.47	154	1.08%	24.88%	to	26.64%
2018	1.40%	to	3.00%	18	7.23	to	9.06	151	0.38%	-21.41%	to	-20.11%
2017	1.40%	to	3.00%	27	9.20	to	11.34	293	0.89%	24.83%	to	26.86%
2016	1.40%	to	3.00%	17	7.37	to	8.94	137	1.55%	-8.33%	to	-6.88%
Guggenheim Rydex Japan 2X Strategy (RLCJ)
2020	1.40%	to	2.80%	6,244	23.34	to	28.32	158,854	1.25%	36.59%	to	38.51%
2019	1.40%	to	2.80%	7	17.09	to	20.45	131	1.49%	35.19%	to	37.10%
2018	1.40%	to	3.00%	7	12.21	to	14.91	102	0.00%	-25.23%	to	-24.01%
2017	1.40%	to	3.00%	13	16.33	to	19.63	229	0.00%	45.80%	to	48.26%
2016	1.40%	to	3.00%	13	11.20	to	13.24	160	0.00%	5.66%	to	7.32%
Guggenheim Rydex Leisure (RLF)
2020	1.40%	to	2.65%	3,255	27.63	to	31.96	91,136	0.00%	17.85%	to	19.33%
2019	1.40%	to	1.65%	1	23.16	to	26.85	25	0.25%	25.71%	to	27.48%
2018	1.40%	to	3.00%	3	17.95	to	21.35	51	0.34%	-16.00%	to	-14.66%
2017	1.40%	to	3.00%	1	21.28	to	25.02	17	0.27%	16.58%	to	18.47%
2016	1.40%	to	3.00%	1	17.97	to	21.12	14	0.44%	6.32%	to	8.03%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
Guggenheim Rydex Mid-Cap 1.5X Strategy (RMED)
2020	1.40%	to	2.80%	38,193	6.21	to	62.07	478,882	0.92%	7.63%	to	9.15%
2019	1.40%	to	2.80%	38	5.69	to	56.87	437	1.09%	32.35%	to	34.22%
2018	1.40%	to	3.00%	38	4.24	to	42.37	364	0.26%	-21.78%	to	-20.45%
2017	1.40%	to	3.00%	42	5.33	to	53.31	518	0.00%	18.84%	to	20.75%
2016	1.40%	to	3.00%	54	4.42	to	44.15	539	0.00%	25.81%	to	28.12%
Guggenheim Rydex Russell 2000 1.5X Strategy (RMEK)
2020	1.40%	to	2.80%	28,240	5.39	to	53.88	573,952	0.00%	16.73%	to	18.37%
2019	1.40%	to	2.80%	20	4.55	to	45.51	193	0.00%	31.63%	to	33.48%
2018	1.40%	to	3.00%	30	3.41	to	34.10	201	0.00%	-21.95%	to	-20.68%
2017	1.40%	to	3.00%	38	4.30	to	42.99	285	0.00%	16.51%	to	18.46%
2016	1.40%	to	3.00%	53	3.63	to	36.33	453	0.00%	26.57%	to	28.72%
Guggenheim Rydex Nova (RNF)
2020	1.40%	to	2.80%	33,510	35.37	to	41.97	1,395,933	0.85%	16.72%	to	18.36%
2019	1.40%	to	2.80%	37	30.26	to	35.46	1,292	1.13%	41.04%	to	43.03%
2018	1.40%	to	3.00%	42	2.43	to	24.79	1,029	0.18%	-12.96%	to	-10.33%
2017	1.40%	to	3.00%	52	2.71	to	28.08	1,451	0.05%	27.89%	to	31.55%
2016	1.40%	to	3.00%	52	2.06	to	21.74	1,122	0.00%	12.32%	to	15.73%
Guggenheim Rydex NASDAQ-100 (ROF)
2020	1.40%	to	2.80%	37,164	54.09	to	81.99	3,025,805	0.30%	40.96%	to	42.95%
2019	1.40%	to	2.80%	49	38.38	to	57.36	2,773	0.12%	33.08%	to	34.96%
2018	1.40%	to	3.00%	53	3.01	to	42.50	2,239	0.00%	-4.72%	to	-1.95%
2017	1.40%	to	3.00%	62	3.07	to	43.90	2,682	0.00%	27.28%	to	31.20%
2016	1.40%	to	3.00%	68	2.34	to	33.95	2,291	0.00%	2.82%	to	5.88%
Guggenheim Rydex Precious Metals (RPMF)
2020	1.40%	to	2.80%	44,245	9.81	to	13.87	549,393	4.84%	30.60%	to	32.43%
2019	1.40%	to	2.80%	50	7.41	to	10.47	457	0.00%	47.70%	to	50.08%
2018	1.40%	to	3.00%	59	4.94	to	6.98	367	5.04%	-19.06%	to	-17.67%
2017	1.40%	to	3.00%	56	6.00	to	8.48	415	4.23%	3.87%	to	5.60%
2016	1.40%	to	3.00%	88	5.69	to	8.03	621	0.00%	60.60%	to	63.51%
Guggenheim Rydex Real Estate (RREF)
2020	1.40%	to	2.65%	2,668	18.06	to	25.00	60,532	2.87%	-8.28%	to	-7.13%
2019	1.40%	to	2.65%	3	19.69	to	26.92	70	2.16%	20.76%	to	22.70%
2018	1.40%	to	3.00%	3	15.43	to	21.94	50	0.89%	-10.08%	to	-8.61%
2017	1.40%	to	3.00%	3	17.16	to	24.01	57	3.25%	3.50%	to	5.17%
2016	1.40%	to	3.00%	4	16.58	to	22.83	76	0.82%	6.90%	to	8.64%
Guggenheim Rydex Retailing (RRF)
2020	1.40%	to	2.65%	1,587	31.67	to	38.98	58,107	0.00%	39.92%	to	41.67%
2019	1.40%	to	2.65%	2	22.63	to	27.52	63	0.00%	21.04%	to	22.75%
2018	1.40%	to	3.00%	3	17.74	to	22.42	56	0.01%	-6.09%	to	-4.56%
2017	1.40%	to	3.00%	13	18.89	to	23.49	289	0.00%	9.51%	to	11.27%
2016	1.40%	to	3.00%	3	17.25	to	21.12	58	0.00%	-2.65%	to	-1.08%
Guggenheim Long Short Equity (RSRF)
2020	1.40%	to	2.25%	3,490	1.89	to	18.61	29,862	0.85%	2.59%	to	3.47%
2019	1.40%	to	2.80%	4	1.83	to	18.03	31	0.57%	2.62%	to	4.07%
2018	1.40%	to	3.00%	5	1.76	to	17.37	34	0.00%	-15.55%	to	-14.15%
2017	1.40%	to	3.00%	50	2.05	to	20.28	353	0.33%	11.45%	to	13.26%
2016	1.40%	to	3.00%	11	1.81	to	17.95	61	0.00%	-2.30%	to	-0.55%
Guggenheim Rydex Technology (RTEC)
2020	1.40%	to	2.80%	14,936	29.91	to	44.55	583,244	0.00%	45.13%	to	47.18%
2019	1.40%	to	2.80%	15	20.32	to	30.27	412	0.00%	35.89%	to	37.80%
2018	1.40%	to	3.00%	16	14.75	to	21.97	322	0.00%	-4.45%	to	-2.87%
2017	1.40%	to	3.00%	14	15.19	to	22.62	265	0.00%	28.71%	to	30.84%
2016	1.40%	to	3.00%	8	11.61	to	17.29	111	0.00%	7.83%	to	9.53%
Guggenheim Rydex Telecommunications (RTEL)
2020	1.40%	to	2.80%	3,822	9.76	to	13.55	44,359	0.70%	6.47%	to	7.97%
2019	1.40%	to	2.80%	5	9.03	to	12.55	62	0.00%	10.09%	to	11.64%
2018	1.40%	to	3.00%	8	8.09	to	11.24	83	0.91%	-8.07%	to	-6.64%
2017	1.40%	to	3.00%	2	8.67	to	12.04	20	1.93%	2.70%	to	4.46%
2016	1.40%	to	3.00%	5	8.30	to	11.54	47	0.21%	13.88%	to	15.86%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
Guggenheim Rydex S&P 500 2X Strategy (RTF)
2020	1.40%	to	2.80%	12,202	42.62	to	73.05	615,244	0.71%	14.84%	to	16.46%
2019	1.40%	to	2.80%	23	37.12	to	62.73	1,114	0.00%	58.03%	to	60.26%
2018	1.40%	to	3.00%	23	22.69	to	39.14	631	0.04%	-17.94%	to	-16.58%
2017	1.40%	to	3.00%	40	27.65	to	46.92	1,441	0.00%	39.29%	to	41.50%
2016	1.40%	to	3.00%	37	19.85	to	33.16	982	0.00%	16.83%	to	18.73%
Guggenheim Rydex Transportation (RTRF)
2020	1.40%	to	1.65%	218	36.10	to	36.76	7,871	0.14%	38.33%	to	38.67%
2019	1.40%	to	1.65%	1	26.03	to	26.58	15	0.00%	18.63%	to	20.54%
2018	1.40%	to	3.00%	-	18.79	to	22.35	5	0.00%	-22.42%	to	-21.14%
2017	1.40%	to	3.00%	2	24.22	to	28.36	53	0.32%	18.44%	to	20.32%
2016	1.40%	to	3.00%	2	20.45	to	23.57	41	0.00%	11.99%	to	13.86%
Guggenheim Rydex Inverse S&P 500 Strategy (RUF)
2020	1.40%	to	1.65%	44,335	0.09	to	0.86	25,148	0.46%	-26.25%	to	-26.07%
2019	1.40%	to	1.65%	54	0.12	to	1.16	42	0.69%	-25.04%	to	-23.98%
2018	1.40%	to	3.00%	33	0.16	to	1.92	31	0.00%	0.65%	to	6.67%
2017	1.40%	to	3.00%	40	0.15	to	1.87	31	0.00%	-21.05%	to	-18.64%
2016	1.40%	to	3.00%	94	0.19	to	2.30	85	0.00%	-14.60%	to	-9.52%
Guggenheim Rydex Gov’t Long Bond 1.2X Strtgy (RUGB)
2020	1.40%	to	2.50%	34,518	2.32	to	33.60	659,119	0.09%	18.95%	to	20.27%
2019	1.40%	to	2.50%	23	1.93	to	27.94	234	1.18%	13.33%	to	15.16%
2018	1.40%	to	3.00%	46	1.68	to	24.26	260	1.58%	-8.14%	to	-6.15%
2017	1.40%	to	3.00%	36	1.79	to	25.98	294	1.22%	6.42%	to	8.11%
2016	1.40%	to	3.00%	32	1.66	to	24.03	300	0.93%	-3.26%	to	-1.72%
Guggenheim Rydex Utilities (RUTL)
2020	1.40%	to	2.65%	20,525	16.28	to	27.43	390,794	1.67%	-7.61%	to	-6.45%
2019	1.40%	to	2.80%	22	17.40	to	29.32	451	0.24%	15.50%	to	17.36%
2018	1.40%	to	3.00%	26	14.83	to	24.98	461	1.63%	0.72%	to	2.35%
2017	1.40%	to	3.00%	26	14.49	to	24.41	433	1.88%	7.75%	to	9.46%
2016	1.40%	to	3.00%	32	13.24	to	22.30	506	0.78%	12.89%	to	14.73%
Guggenheim Multi-Hedge Strategies (RVARS)
2020	2.15%	to	2.65%	131	8.10	to	8.58	1,082	1.12%	4.58%	to	5.10%
2019	1.40%	to	2.65%	-	7.75	to	8.76	1	2.37%	2.27%	to	3.55%
2018	1.40%	to	3.00%	-	7.24	to	8.46	1	0.00%	-7.89%	to	-6.42%
2017	1.40%	to	3.00%	-	7.86	to	9.04	1	0.00%	0.64%	to	2.26%
2016	1.40%	to	3.00%	-	7.81	to	8.84	2	0.10%	-3.46%	to	-1.89%
Guggenheim Rydex Commodities Strategy (RVCMD)
2020	1.40%	to	2.65%	8,645	1.53	to	1.75	14,658	0.78%	-24.75%	to	-23.80%
2019	1.40%	to	2.65%	8	2.03	to	2.30	17	1.51%	12.07%	to	13.65%
2018	1.40%	to	3.00%	8	1.72	to	2.02	17	3.08%	-17.70%	to	-16.24%
2017	1.40%	to	3.00%	8	2.09	to	2.42	20	0.00%	0.97%	to	3.06%
2016	1.40%	to	3.00%	8	2.07	to	2.35	19	0.00%	7.25%	to	9.30%
Guggenheim Rydex NASDAQ-100 2X Strategy (RVF)
2020	1.40%	to	2.80%	14,765	186.26	to	332.73	3,359,329	0.26%	81.71%	to	84.27%
2019	1.40%	to	2.80%	18	102.50	to	180.56	2,209	0.15%	75.52%	to	77.99%
2018	1.40%	to	3.00%	20	56.42	to	101.44	1,405	0.00%	-12.01%	to	-10.58%
2017	1.40%	to	3.00%	26	64.12	to	113.44	2,087	0.00%	64.49%	to	67.16%
2016	1.40%	to	3.00%	23	38.98	to	67.87	1,117	0.00%	6.39%	to	8.07%
Guggenheim Rydex Inverse Dow 2X Strategy (RVIDD)
2020	1.40%	to	1.65%	651,272			0.11	70,203	0.75%	-46.65%	to	-46.52%
2019	1.40%	to	1.65%	171	0.20	to	0.20	34	0.00%	-37.86%	to	-36.99%
2018	1.40%	to	3.00%	133	0.27	to	0.32	43	0.00%	-3.45%	to	0.00%
2017	1.40%	to	3.00%	131	0.27	to	0.32	42	0.00%	-41.67%	to	-39.22%
2016	1.40%	to	3.00%	148	0.46	to	0.53	79	0.00%	-32.35%	to	-29.73%
Guggenheim Rydex Inverse Mid-Cap Strategy (RVIMC)
2020			1.40%	150			0.87	131	0.61%			-25.94%
2019			1.40%	-			1.18	1	0.40%	-22.51%	to	-21.42%
2018	1.40%	to	3.00%	-	1.27	to	1.50	1	0.00%	7.63%	to	9.56%
2017	1.40%	to	3.00%	1	1.18	to	1.37	1	0.00%	-15.97%	to	-14.65%
2016	1.40%	to	3.00%	1	1.40	to	1.61	2	0.00%	-21.79%	to	-20.30%
Guggenheim Rydex Inverse Russell 2000 Strategy (RVISC)
2020			1.40%	258			0.74	191	1.77%			-31.77%
2019			1.40%	-			1.08	-	0.70%	-22.96%	to	-21.72%
2018	1.40%	to	3.00%	-	1.17	to	1.39	-	0.00%	8.04%	to	10.32%
2017	1.40%	to	3.00%	-	1.08	to	1.27	-	0.00%	-16.30%	to	-14.77%
2016	1.40%	to	3.00%	-	1.29	to	1.49	1	0.00%	-22.75%	to	-21.28%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
Guggenheim Rydex S&P 500 Pure Growth (RVLCG)
2020	1.40%	to	2.15%	15,511	33.59	to	36.51	557,553	0.00%	24.62%	to	25.56%
2019	1.40%	to	2.65%	27	25.45	to	29.08	757	0.00%	23.10%	to	24.84%
2018	1.40%	to	3.00%	21	19.63	to	23.29	486	0.00%	-8.44%	to	-6.94%
2017	1.40%	to	3.00%	33	21.44	to	25.03	793	0.00%	20.79%	to	22.64%
2016	1.40%	to	3.00%	24	17.75	to	20.41	483	0.00%	-0.45%	to	1.19%
Guggenheim Rydex S&P 500 Pure Value (RVLCV)
2020	1.40%	to	1.95%	12,764	20.36	to	21.74	276,400	1.20%	-12.29%	to	-11.81%
2019	1.40%	to	2.65%	25	21.57	to	24.65	601	0.61%	19.87%	to	21.56%
2018	1.40%	to	3.00%	21	17.08	to	20.28	415	0.76%	-15.90%	to	-14.50%
2017	1.40%	to	3.00%	29	20.31	to	23.72	673	0.72%	12.46%	to	14.26%
2016	1.40%	to	3.00%	21	18.06	to	20.76	438	1.16%	13.94%	to	15.75%
Guggenheim Rydex Dow 2X Strategy (RVLDD)
2020	1.40%	to	2.80%	12,849	41.11	to	48.51	613,041	0.71%	-1.08%	to	0.32%
2019	1.40%	to	2.80%	13	41.56	to	48.35	611	0.67%	43.40%	to	45.42%
2018	1.40%	to	3.00%	13	28.02	to	33.25	421	0.21%	-16.78%	to	-15.44%
2017	1.40%	to	3.00%	16	33.67	to	39.32	613	0.05%	53.88%	to	56.34%
2016	1.40%	to	3.00%	18	21.88	to	25.15	449	0.00%	26.84%	to	28.91%
Guggenheim Rydex S&P MidCap 400 Pure Growth (RVMCG)
2020	1.40%	to	2.25%	5,761	31.45	to	35.28	198,089	0.00%	27.56%	to	28.65%
2019	1.40%	to	2.25%	8	24.65	to	27.42	206	0.00%	12.22%	to	13.81%
2018	1.40%	to	3.00%	7	20.30	to	24.09	161	0.00%	-17.38%	to	-16.00%
2017	1.40%	to	3.00%	8	24.57	to	28.69	217	0.00%	15.30%	to	17.11%
2016	1.40%	to	3.00%	8	21.31	to	24.50	196	0.00%	-0.33%	to	1.28%
Guggenheim Rydex S&P MidCap 400 Pure Value (RVMCV)
2020	1.40%	to	2.65%	2,931	21.39	to	24.95	72,598	0.40%	4.61%	to	5.92%
2019	1.40%	to	2.65%	3	20.45	to	23.56	78	0.00%	19.08%	to	20.76%
2018	1.40%	to	3.00%	5	16.30	to	19.51	98	0.00%	-21.41%	to	-20.11%
2017	1.40%	to	3.00%	4	20.74	to	24.42	92	0.00%	9.79%	to	11.56%
2016	1.40%	to	3.00%	18	18.89	to	21.89	388	0.30%	25.10%	to	27.12%
Guggenheim Rydex S&P SmallCap 600 Pure Growth (RVSCG)
2020	1.40%	to	2.80%	3,788	25.93	to	30.59	108,099	0.00%	12.56%	to	14.15%
2019	1.40%	to	2.80%	5	23.03	to	26.80	136	0.00%	9.47%	to	11.01%
2018	1.40%	to	3.00%	5	20.34	to	24.14	110	0.00%	-11.76%	to	-10.31%
2017	1.40%	to	3.00%	6	23.05	to	26.92	166	0.00%	12.66%	to	14.50%
2016	1.40%	to	3.00%	9	20.46	to	23.51	217	0.00%	15.20%	to	17.02%
Guggenheim Rydex S&P SmallCap 600 Pure Value (RVSCV)
2020	1.40%	to	3.00%	5,351	13.66	to	17.03	87,344	0.00%	-8.75%	to	-7.28%
2019	1.40%	to	3.00%	8	14.97	to	18.36	142	0.23%	17.11%	to	19.00%
2018	1.40%	to	3.00%	16	12.78	to	15.43	247	0.00%	-22.97%	to	-21.71%
2017	1.40%	to	3.00%	15	16.59	to	19.71	280	0.00%	-3.21%	to	-1.62%
2016	1.40%	to	3.00%	26	17.14	to	20.04	514	0.00%	27.82%	to	29.96%
Guggenheim Rydex Strengthening Dollar 2X Strategy (RVSDL)
2020			1.40%	1,697			6.09	10,339	0.82%			-15.23%
2019			1.40%	2			7.19	14	0.86%	1.72%	to	3.16%
2018	1.40%	to	3.00%	2	5.94	to	6.97	14	0.00%	8.39%	to	10.28%
2017	1.40%	to	3.00%	-	5.48	to	6.32	-	0.00%	-20.00%	to	-18.77%
2016	1.40%	to	3.00%	-	6.85	to	7.78	1	0.00%	3.79%	to	5.56%
Guggenheim Rydex Weakening Dollar 2X Strategy (RVWDL)
2020	1.40%	to	1.65%	1,267	5.77	to	5.87	7,429	0.43%	7.90%	to	8.17%
2019	1.40%	to	1.65%	1	5.35	to	5.42	7	0.93%	-7.66%	to	-6.17%
2018	1.40%	to	3.00%	1	4.93	to	5.78	9	0.00%	-14.26%	to	-12.82%
2017	1.40%	to	3.00%	2	5.75	to	6.63	11	0.00%	15.69%	to	17.55%
2016	1.40%	to	3.00%	2	4.97	to	5.64	10	0.00%	-11.25%	to	-9.90%
Invesco V.I. Value Opportunities II (AVBV2)
2020	1.40%	to	1.65%	17,714	2.28	to	22.39	46,674	0.07%	3.61%	to	3.87%
2019	1.40%	to	2.80%	25	2.19	to	21.61	79	0.00%	26.28%	to	28.31%
2018	1.40%	to	3.00%	25	1.71	to	16.89	63	0.00%	-21.71%	to	-20.47%
2017	1.40%	to	3.00%	28	2.15	to	21.29	87	0.01%	13.73%	to	15.59%
2016	1.40%	to	3.00%	33	1.86	to	18.46	139	0.07%	14.49%	to	16.25%
Invesco V.I. Core Equity I (AVGI)
2020	1.40%	to	2.50%	18,814	20.73	to	23.58	442,408	1.29%	11.04%	to	12.27%
2019	1.40%	to	2.50%	21	18.67	to	21.00	434	0.95%	25.15%	to	27.17%
2018	1.40%	to	3.00%	24	14.16	to	19.73	389	0.89%	-12.10%	to	-9.37%
2017	1.40%	to	3.00%	25	16.11	to	21.77	463	1.05%	9.82%	to	13.15%
2016	1.40%	to	3.00%	26	14.67	to	19.24	432	0.72%	7.08%	to	10.26%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
Invesco V.I. High Yield I (AVHY1)
2020	1.40%	to	3.00%	20,436	17.38	to	21.35	415,272	5.74%	0.26%	to	1.88%
2019	1.40%	to	3.00%	29	17.34	to	20.96	579	5.77%	10.15%	to	11.93%
2018	1.40%	to	3.00%	42	15.74	to	18.72	739	4.59%	-6.20%	to	-4.73%
2017	1.40%	to	3.00%	47	16.78	to	19.65	899	3.57%	3.13%	to	4.86%
2016	1.40%	to	3.00%	71	16.27	to	18.74	1,283	4.89%	7.96%	to	9.65%
Invesco V.I. Diversified Dividend I (IVDDI)
2020	1.40%	to	2.65%	7,586	18.72	to	20.83	151,708	2.41%	-2.48%	to	-1.25%
2019	1.40%	to	2.65%	18	19.20	to	21.09	361	2.58%	21.82%	to	23.35%
2018	1.40%	to	3.00%	25	15.41	to	17.10	418	1.69%	-10.35%	to	-8.85%
2017	1.40%	to	3.00%	16	17.19	to	18.76	293	1.48%	5.40%	to	7.02%
2016	1.40%	to	3.00%	29	16.31	to	17.53	498	1.38%	11.41%	to	13.24%
Invesco V.I. Government Money Market I (IVGMMI)
2020	1.40%	to	2.65%	470,630	8.42	to	9.26	4,307,410	0.27%	-2.33%	to	-1.10%
2019	1.40%	to	2.80%	418	8.53	to	9.36	3,878	1.88%	-1.12%	to	0.48%
2018	1.40%	to	3.00%	657	8.48	to	10.23	6,004	1.55%	-1.51%	to	1.59%
2017	1.40%	to	3.00%	468	8.61	to	10.07	4,322	0.56%	-2.38%	to	0.50%
2016	1.40%	to	3.00%	528	8.82	to	10.02	4,921	0.08%	-2.86%	to	0.10%
Invesco V.I. Health Care I (IVHS)
2020	1.40%	to	2.65%	24,385	3.40	to	33.47	138,503	0.33%	11.47%	to	12.87%
2019	1.40%	to	2.65%	30	3.01	to	29.73	144	0.04%	28.85%	to	30.66%
2018	1.40%	to	3.00%	44	2.31	to	23.18	134	0.00%	-2.13%	to	1.06%
2017	1.40%	to	3.00%	56	2.32	to	23.43	175	0.36%	12.45%	to	15.57%
2016	1.40%	to	3.00%	58	2.03	to	20.64	176	0.00%	-14.08%	to	-11.27%
Invesco V.I. Mid Cap Core Equity II (IVMCC2)
2020	1.40%	to	2.65%	21,956	3.15	to	30.99	246,209	0.51%	6.09%	to	7.43%
2019	1.40%	to	2.30%	21	2.93	to	28.92	207	0.22%	21.59%	to	23.30%
2018	1.40%	to	3.00%	20	2.38	to	23.52	164	0.10%	-14.21%	to	-12.82%
2017	1.40%	to	3.00%	48	2.73	to	27.05	267	0.32%	11.28%	to	13.28%
2016	1.40%	to	3.00%	50	2.41	to	23.98	240	0.00%	9.83%	to	11.57%
Invesco V.I. Global Real Estate I (IVRE)
2020	1.40%	to	2.80%	54,303	3.34	to	32.83	303,215	4.51%	-14.74%	to	-13.54%
2019	1.40%	to	2.80%	75	3.86	to	38.06	474	4.64%	19.37%	to	21.29%
2018	1.40%	to	3.00%	74	3.18	to	31.46	397	3.74%	-8.94%	to	-6.18%
2017	1.40%	to	3.00%	83	3.44	to	34.09	479	3.12%	9.76%	to	13.17%
2016	1.40%	to	3.00%	102	3.08	to	30.65	510	1.52%	-1.00%	to	1.92%
Invesco V.I. Technology I (IVT)
2020	1.40%	to	2.80%	78,737	2.40	to	37.27	435,687	0.00%	42.09%	to	44.09%
2019	1.40%	to	2.80%	83	1.67	to	26.23	355	0.00%	32.13%	to	33.99%
2018	1.40%	to	3.00%	93	1.24	to	23.34	380	0.00%	-3.43%	to	-0.57%
2017	1.40%	to	3.00%	116	1.27	to	23.82	226	0.00%	31.13%	to	35.66%
2016	1.40%	to	3.00%	101	0.95	to	17.91	149	0.00%	-3.63%	to	-0.77%
Janus Henderson Balanced - Inst (JABIN)
2020	1.40%	to	2.80%	60,622	22.79	to	26.34	1,585,258	1.83%	11.16%	to	12.72%
2019	1.40%	to	2.80%	67	20.50	to	23.36	1,566	1.96%	18.97%	to	20.88%
2018	1.40%	to	3.00%	72	16.74	to	19.33	1,382	2.18%	-2.33%	to	-0.72%
2017	1.40%	to	3.00%	65	17.14	to	19.47	1,253	1.73%	14.96%	to	16.80%
2016	1.40%	to	3.00%	47	14.91	to	16.67	771	2.16%	1.50%	to	3.16%
Janus Henderson Enterprise - Inst (JAEI)
2020	1.40%	to	3.00%	1,011,647	10.52	to	67.19	11,106,048	0.07%	15.94%	to	17.81%
2019	1.40%	to	3.00%	1,108	8.93	to	57.17	10,344	0.20%	31.48%	to	33.60%
2018	1.40%	to	3.00%	1,197	5.38	to	42.90	8,427	0.23%	-3.38%	to	-0.37%
2017	1.40%	to	3.00%	1,312	5.40	to	43.80	9,508	0.62%	23.68%	to	27.36%
2016	1.40%	to	3.00%	1,405	4.24	to	34.94	8,113	0.79%	9.04%	to	12.47%
Janus Henderson Forty - Inst (JAFRIN)
2020	1.40%	to	2.80%	16,792	38.42	to	44.40	739,081	0.73%	35.55%	to	37.46%
2019	1.40%	to	2.80%	20	28.34	to	32.30	636	0.15%	33.37%	to	35.25%
2018	1.40%	to	3.00%	24	20.68	to	23.88	574	0.00%	-1.05%	to	0.55%
2017	1.40%	to	3.00%	15	20.90	to	23.75	343	0.00%	26.44%	to	28.52%
2016	1.40%	to	3.00%	13	16.53	to	18.48	245	0.85%	-0.78%	to	0.76%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
Janus Henderson Global Research - Inst (JAGRIN)
2020	1.40%	to	2.65%	1,333,172	5.71	to	28.58	7,932,559	0.72%	16.92%	to	18.39%
2019	1.40%	to	2.80%	1,468	4.82	to	24.17	7,358	1.00%	25.23%	to	27.25%
2018	1.40%	to	3.00%	1,605	3.79	to	18.88	6,317	1.12%	-9.66%	to	-8.23%
2017	1.40%	to	3.00%	1,727	4.13	to	20.61	7,393	0.81%	23.30%	to	25.15%
2016	1.40%	to	3.00%	1,956	3.30	to	16.50	6,723	1.08%	-0.95%	to	0.92%
Janus Henderson Overseas - Inst (JAIG)
2020	0.00%	to	2.80%	76,218	3.98	to	39.20	659,579	1.25%	13.09%	to	16.30%
2019	0.00%	to	3.00%	93	3.47	to	34.26	691	1.96%	23.26%	to	27.02%
2018	1.40%	to	9.98%	98	2.77	to	27.42	467	1.42%	-17.48%	to	-14.99%
2017	1.40%	to	7.73%	119	3.31	to	32.78	1,059	1.48%	27.20%	to	31.29%
2016	1.40%	to	7.15%	148	2.56	to	25.42	892	4.27%	-9.21%	to	-6.63%
Janus Henderson Research - Inst (JARIN)
2020	1.40%	to	2.65%	1,740,543	7.52	to	59.09	13,379,358	0.41%	29.48%	to	31.11%
2019	1.40%	to	2.65%	1,866	5.73	to	45.18	10,995	0.46%	31.78%	to	33.64%
2018	1.40%	to	3.00%	2,030	4.29	to	33.89	8,996	0.55%	-5.46%	to	-4.03%
2017	1.40%	to	3.00%	2,157	4.47	to	35.37	9,998	0.39%	24.07%	to	12.33%
2016	1.40%	to	3.00%	2,307	3.54	to	28.12	8,480	0.54%	-2.41%	to	-0.84%
Janus Henderson Mid Cap Value - Inst (JMCVIN)
2020	1.40%			3,503			19.98	69,997	1.23%	-2.30%
2019	1.40%			4			20.45	72	1.13%	26.94%	to	28.54%
2018	1.40%	to	3.00%	4	13.78	to	15.91	65	1.04%	-16.18%	to	-14.83%
2017	1.40%	to	3.00%	4	16.44	to	18.68	82	0.79%	10.56%	to	12.33%
2016	1.40%	to	3.00%	4	14.87	to	16.63	73	1.15%	15.54%	to	17.36%
Lazard Retirement Emerging Markets Equity (LZREMS)
2020	1.40%	to	3.00%	9,074	23.70	to	29.12	248,125	2.44%	-4.19%	to	-2.65%
2019	1.40%	to	3.00%	9	24.74	to	29.91	254	0.77%	14.65%	to	16.50%
2018	1.40%	to	3.00%	11	21.58	to	25.68	281	1.35%	-20.98%	to	-19.67%
2017	1.40%	to	3.00%	18	27.31	to	31.97	561	2.19%	24.08%	to	26.01%
2016	1.40%	to	3.00%	11	22.01	to	25.37	261	0.94%	17.20%	to	19.11%
Lazard Retirement International Equity (LZRIES)
2020	1.40%	to	2.65%	4,609	16.41	to	19.31	83,805	2.44%	5.41%	to	6.73%
2019	1.40%	to	2.65%	10	15.57	to	18.09	181	0.33%	17.43%	to	19.32%
2018	1.40%	to	3.00%	12	12.75	to	15.16	176	1.76%	-16.45%	to	-15.12%
2017	1.40%	to	3.00%	13	15.26	to	17.86	233	2.34%	18.75%	to	20.59%
2016	1.40%	to	3.00%	20	12.85	to	14.81	284	0.99%	-7.09%	to	-5.61%
Lazard Retirement US Small-Mid Cap Equity (LZRUSM)
2020	1.40%	to	2.65%	181,464	3.86	to	41.76	998,277	0.19%	3.97%	to	5.28%
2019	1.40%	to	2.65%	199	3.67	to	39.71	1,018	0.00%	26.09%	to	28.12%
2018	1.40%	to	3.00%	221	2.86	to	30.82	875	0.02%	-15.79%	to	-13.33%
2017	1.40%	to	3.00%	260	3.35	to	36.11	1,292	0.34%	10.54%	to	13.92%
2016	1.40%	to	3.00%	300	2.98	to	32.22	1,503	0.00%	12.43%	to	15.75%
LMCBV Aggressive Growth I (LPVCAI)
2020	1.40%	to	2.65%	2,569	23.80	to	27.05	66,418	0.83%	14.93%	to	16.38%
2019	1.40%	to	2.65%	3	20.71	to	23.24	63	0.99%	21.80%	to	23.33%
2018	1.40%	to	3.00%	3	16.32	to	18.84	48	0.57%	-11.06%	to	-9.64%
2017	1.40%	to	3.00%	3	18.35	to	20.85	58	0.38%	12.85%	to	14.69%
2016	1.40%	to	3.00%	5	16.26	to	18.18	81	0.44%	-1.75%	to	-0.22%
LMCBV Dividend Strategy I (LPVCII)
2020	1.40%	to	3.00%	5,625	19.56	to	23.32	128,199	1.62%	4.49%	to	6.17%
2019	1.40%	to	3.00%	4	18.72	to	21.96	96	1.43%	27.70%	to	29.76%
2018	1.40%	to	3.00%	7	14.66	to	16.93	114	1.44%	-7.68%	to	-6.15%
2017	1.40%	to	3.00%	8	15.88	to	18.04	147	1.23%	15.66%	to	17.52%
2016	1.40%	to	3.00%	20	13.73	to	15.35	311	1.83%	11.63%	to	13.37%
LMCBV Large Cap Growth I (LVCLGI)
2020	1.40%	to	2.65%	8,689	34.36	to	39.04	329,580	0.02%	27.32%	to	28.92%
2019	1.40%	to	2.65%	17	26.98	to	30.29	504	0.36%	28.71%	to	30.32%
2018	1.40%	to	3.00%	14	20.13	to	23.24	308	0.21%	-2.94%	to	-1.36%
2017	1.40%	to	3.00%	28	20.74	to	23.56	639	0.26%	22.07%	to	24.00%
2016	1.40%	to	3.00%	26	16.99	to	19.00	488	0.41%	4.23%	to	5.91%
LMWAV Global High Yield Bond I (SBVHY)
2020	1.40%	to	2.25%	720	18.47	to	20.62	14,285	4.02%	4.93%	to	5.82%
2019	1.40%	to	2.25%	1	17.60	to	19.49	14	5.26%	11.39%	to	12.80%
2018	1.40%	to	3.00%	1	14.67	to	17.28	13	5.10%	-6.74%	to	-5.26%
2017	1.40%	to	3.00%	1	15.73	to	18.24	14	4.91%	5.43%	to	7.17%
2016	1.40%	to	3.00%	1	14.92	to	17.02	15	5.39%	12.18%	to	14.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
Lord Abbett Dividend Growth (LOVCDG)
2020	1.40%	to	2.25%	58,407	4.31	to	42.45	516,470	1.01%	12.85%	to	13.81%
2019	1.40%	to	2.80%	60	3.79	to	37.39	461	1.57%	22.71%	to	24.69%
2018	1.40%	to	3.00%	64	3.04	to	30.07	382	1.71%	-7.51%	to	-5.88%
2017	1.40%	to	3.00%	74	3.23	to	32.07	467	1.73%	15.64%	to	17.45%
2016	1.40%	to	3.00%	83	2.75	to	27.37	422	1.66%	11.68%	to	13.17%
Lord Abbett Growth and Income (LOVGI)
2020	1.40%	to	2.25%	712,496	2.87	to	30.72	2,267,642	1.69%	0.41%	to	1.27%
2019	1.40%	to	2.80%	776	2.84	to	30.36	2,456	1.61%	18.87%	to	20.79%
2018	1.40%	to	3.00%	859	2.35	to	24.99	2,330	1.34%	-10.83%	to	-8.11%
2017	1.40%	to	3.00%	928	2.59	to	27.67	2,805	1.28%	10.04%	to	13.10%
2016	1.40%	to	3.00%	1,056	2.29	to	24.80	3,026	1.44%	13.61%	to	17.44%
Neuberger Berman AMT Mid Cap Growth Class I (AMCG)
2020	1.40%	to	2.25%	46,738	3.96	to	48.73	315,148	0.00%	36.87%	to	38.04%
2019	1.40%	to	2.25%	49	2.87	to	35.50	237	0.00%	28.82%	to	32.75%
2018	1.40%	to	3.00%	52	2.19	to	27.92	231	0.00%	-9.18%	to	-6.64%
2017	1.40%	to	3.00%	53	2.38	to	30.32	261	0.00%	21.60%	to	25.42%
2016	1.40%	to	5.44%	65	1.92	to	24.59	276	0.00%	1.32%	to	4.35%
Neuberger Berman AMT Mid Cap Intrinsic Value I (AMRI)
2020	1.40%	to	3.00%	23,015	3.27	to	32.15	94,855	1.23%	-5.50%	to	-3.97%
2019	1.40%	to	3.00%	23	3.40	to	33.57	99	0.68%	13.29%	to	15.12%
2018	1.40%	to	3.00%	25	2.96	to	29.23	117	0.64%	-17.78%	to	-16.38%
2017	1.40%	to	3.00%	28	3.54	to	35.08	220	0.77%	13.30%	to	15.31%
2016	1.40%	to	3.00%	31	3.07	to	30.55	211	0.65%	12.73%	to	14.55%
Neuberger Berman AMT Sustainable Equity Class I (AMSRS)
2020	1.40%	to	2.65%	22,292	29.90	to	34.65	767,071	0.61%	16.44%	to	17.90%
2019	1.40%	to	2.80%	23	25.21	to	29.39	684	0.55%	22.41%	to	24.13%
2018	1.40%	to	3.00%	3	19.90	to	23.67	62	0.43%	-8.51%	to	-7.07%
2017	1.40%	to	3.00%	4	21.75	to	25.47	113	0.48%	14.96%	to	16.78%
2016	1.40%	to	3.00%	6	18.92	to	21.81	131	0.50%	6.59%	to	8.35%
Neuberger Berman AMT Short Duration Bond (AMTB)
2020	1.40%	to	2.65%	135,493	1.36	to	12.89	301,751	2.32%	0.75%	to	2.02%
2019	1.40%	to	2.65%	155	1.34	to	12.65	332	1.81%	0.82%	to	2.25%
2018	1.40%	to	3.00%	200	1.31	to	12.30	413	1.59%	-1.94%	to	1.43%
2017	1.40%	to	3.00%	204	1.31	to	12.38	439	1.37%	-2.12%	to	0.72%
2016	1.40%	to	3.00%	251	1.32	to	12.47	525	1.08%	-1.75%	to	0.72%
Ntrn Lts Power Dividend Index (NOVPDI)
2020	0.00%	to	2.65%	284,237	10.03	to	13.80	3,234,908	5.49%	-9.68%	to	-7.25%
2019	0.00%	to	2.65%	309	11.10	to	14.88	3,845	1.41%	-5.53%	to	-2.84%
2018	1.40%	to	10.18%	363	11.26	to	15.31	4,705	1.79%	-10.78%	to	-8.05%
2017	1.40%	to	10.34%	398	12.62	to	16.65	5,697	1.44%	7.68%	to	10.93%
2016	1.40%	to	10.79%	468	11.72	to	15.01	6,134	0.92%	-2.33%	to	0.67%
Ntrn Lts Power Momentum (NOVPM)
2020	1.40%	to	2.80%	720,479	14.33	to	16.56	11,919,132	0.18%	-3.93%	to	-2.57%
2019	1.40%	to	2.80%	776	14.91	to	17.00	13,180	0.77%	4.89%	to	6.37%
2018	1.40%	to	3.00%	836	13.84	to	18.82	13,352	0.30%	-5.59%	to	-2.64%
2017	1.40%	to	3.00%	901	14.66	to	19.33	14,995	1.30%	17.37%	to	20.89%
2016	1.40%	to	3.00%	1,033	12.49	to	15.99	14,416	0.28%	2.29%	to	5.41%
PIMCO VIT All Asset - Admin (PMVAAA)
2020	1.40%	to	2.65%	13,971	14.55	to	16.85	228,346	4.97%	5.19%	to	6.51%
2019	1.40%	to	2.65%	15	13.83	to	15.82	239	2.90%	8.97%	to	10.34%
2018	1.40%	to	3.00%	20	12.29	to	14.34	285	3.23%	-8.22%	to	-6.70%
2017	1.40%	to	3.00%	19	13.39	to	15.37	290	4.55%	10.21%	to	11.94%
2016	1.40%	to	3.00%	17	12.15	to	13.73	227	2.57%	9.56%	to	11.35%
PIMCO VIT Emerging Markets Bond - Admin (PMVEBA)
2020			1.40%	867			19.61	17,005	4.65%			5.22%
2019			1.40%	1	18.64			19	4.43%	11.38%	to	13.17%
2018	1.40%	to	3.00%	1	14.12	to	16.47	18	4.14%	-7.59%	to	-6.05%
2017	1.40%	to	3.00%	1	15.28	to	17.53	20	5.08%	6.63%	to	8.34%
2016	1.40%	to	3.00%	1	14.33	to	16.18	20	5.30%	9.98%	to	11.74%
PIMCO VIT International Bond (US Dollar Hedged)- Admin (PMVFHA)
2020			1.40%	802			17.85	14,319	5.68%			4.09%
2019			1.40%	1	17.15			10	1.77%	4.21%	to	5.52%
2018	1.40%	to	3.00%	1	13.94	to	16.26	85	1.31%	-0.92%	to	0.74%
2017	1.40%	to	3.00%	1	14.07	to	16.14	11	3.56%	-0.21%	to	1.32%
2016	1.40%	to	3.00%	2	14.10	to	15.93	27	1.41%	3.30%	to	5.01%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
PIMCO VIT Global Bond Opportunities Unhedged - Admin (PMVGBA)
2020	1.40%	to	1.95%	5,534	14.41	to	15.49	85,386	2.50%	7.99%	to	8.59%
2019	1.40%	to	1.95%	6	13.34	to	14.27	91	2.45%	3.35%	to	4.65%
2018	1.40%	to	3.00%	6	11.69	to	13.63	10	5.78%	-7.07%	to	-5.54%
2017	1.40%	to	3.00%	7	12.58	to	14.43	102	2.02%	5.45%	to	7.13%
2016	1.40%	to	3.00%	7	11.93	to	13.47	91	1.57%	1.02%	to	2.59%
PIMCO VIT High Yield - Admin (PMVHYA)
2020	1.40%	to	2.30%	41,202	17.97	to	19.77	814,002	4.83%	3.34%	to	4.28%
2019	1.40%	to	2.30%	42	17.39	to	18.96	788	4.89%	11.33%	to	13.13%
2018	1.40%	to	3.00%	3	14.37	to	16.76	45	5.19%	-5.52%	to	-4.01%
2017	1.40%	to	3.00%	4	15.21	to	17.46	63	4.87%	3.47%	to	5.12%
2016	1.40%	to	3.00%	52	14.70	to	16.61	860	5.18%	9.13%	to	10.88%
PIMCO VIT Low Duration - Admin (PMVLDA)
2020	1.40%	to	2.30%	23,062	11.45	to	12.56	287,782	1.21%	0.65%	to	1.56%
2019	1.40%	to	2.30%	17	11.37	to	12.37	207	2.71%	1.31%	to	2.58%
2018	1.40%	to	3.00%	16	10.39	to	12.06	185	1.98%	-2.62%	to	-1.07%
2017	1.40%	to	3.00%	9	10.67	to	12.19	106	1.33%	-1.66%	to	-0.08%
2016	1.40%	to	3.00%	8	10.85	to	12.20	97	1.48%	-1.63%	to	0.00%
PIMCO VIT Long Term US Government - Admin (PMVLGA)
2020	1.40%	to	2.30%	11,013	20.66	to	22.67	244,926	1.64%	14.72%	to	15.76%
2019	1.40%	to	2.30%	9	18.01	to	19.58	172	2.02%	10.19%	to	11.74%
2018	1.40%	to	3.00%	8	15.11	to	17.53	142	2.40%	-5.27%	to	-3.73%
2017	1.40%	to	3.00%	14	15.95	to	18.21	256	2.18%	5.77%	to	7.43%
2016	1.40%	to	3.00%	5	15.08	to	16.95	80	1.97%	-2.33%	to	-0.70%
PIMCO VIT Real Return - Admin (PMVRRA)
2020	1.40%	to	3.00%	251,435	1.74	to	17.16	908,180	1.37%	8.41%	to	10.16%
2019	1.40%	to	3.00%	263	1.58	to	15.62	879	1.64%	5.23%	to	6.93%
2018	1.40%	to	3.00%	366	1.48	to	14.64	1,060	2.47%	-5.12%	to	-3.79%
2017	1.40%	to	3.00%	390	1.54	to	15.23	1,165	2.37%	0.56%	to	2.67%
2016	1.40%	to	3.00%	444	1.50	to	14.93	1,240	2.27%	2.14%	to	3.45%
PIMCO VIT CommodityRealReturn Strategy - Admin (PMVRSA)
2020			1.40%	2,791			5.49	15,310	6.43%			-0.06%
2019	1.40%	to	1.65%	3	5.41	to	5.49	18	4.50%	9.61%	to	9.88%
2018	1.40%	to	3.00%	3	4.28	to	5.00	17	2.09%	-16.73%	to	-15.25%
2017	1.40%	to	3.00%	4	5.14	to	5.90	22	11.01%	-0.77%	to	0.68%
2016	1.40%	to	3.00%	5	5.18	to	5.86	31	1.08%	11.64%	to	13.57%
PIMCO VIT Total Return - Admin (PMVTRA)
2020	1.40%	to	2.80%	378,228	1.84	to	18.08	1,260,212	2.02%	5.65%	to	7.14%
2019	1.40%	to	2.80%	414	1.71	to	16.92	1,266	3.02%	5.15%	to	6.85%
2018	1.40%	to	3.00%	503	1.60	to	15.87	1,577	2.54%	-3.53%	to	-2.15%
2017	1.40%	to	3.00%	571	1.64	to	16.22	1,872	2.02%	1.83%	to	3.80%
2016	1.40%	to	3.00%	599	1.58	to	15.72	2,144	2.10%	-0.36%	to	1.28%
PIMCO VIT Short-Term - Admin (PVSTA)
2020	1.40%	to	2.65%	42,052	10.01	to	11.60	481,715	1.24%	-0.43%	to	0.82%
2019	1.40%	to	2.80%	41	9.87	to	11.51	466	2.49%	-0.04%	to	1.37%
2018	1.40%	to	3.00%	49	9.54	to	11.35	539	2.21%	-1.55%	to	0.09%
2017	1.40%	to	3.00%	27	9.69	to	11.34	307	1.70%	-0.62%	to	0.98%
2016	1.40%	to	3.00%	26	9.75	to	11.23	293	1.57%	-0.61%	to	0.99%
Royce Micro-Cap (ROCMC)
2020	1.40%	to	2.50%	13,380	3.55	to	34.92	112,429	0.00%	20.74%	to	22.07%
2019	1.40%	to	2.50%	14	2.91	to	28.67	94	0.00%	16.25%	to	17.89%
2018	1.40%	to	3.00%	17	2.47	to	24.38	96	0.00%	-11.78%	to	-10.18%
2017	1.40%	to	3.00%	23	2.75	to	27.26	129	0.58%	2.09%	to	3.77%
2016	1.40%	to	3.00%	45	2.65	to	26.34	190	0.75%	16.18%	to	17.83%
Royce Small-Cap (ROCSC)
2020	1.40%	to	2.30%	67,862	3.43	to	33.79	336,621	1.00%	-9.26%	to	-8.44%
2019	1.40%	to	2.30%	78	3.75	to	37.00	423	0.60%	15.39%	to	17.02%
2018	1.40%	to	3.00%	98	3.21	to	31.70	504	0.75%	-11.07%	to	-9.58%
2017	1.40%	to	3.00%	102	3.55	to	35.16	567	0.95%	2.27%	to	4.11%
2016	1.40%	to	3.00%	107	3.41	to	33.92	578	1.76%	17.37%	to	19.23%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
Third Avenue FFI Strategies Portfolio (TAVV)
2020	1.40%	to	2.30%	252,296	1.94	to	19.05	658,689	2.74%	-4.62%	to	-3.75%
2019	1.40%	to	2.80%	257	2.01	to	19.85	682	0.27%	9.36%	to	10.90%
2018	1.40%	to	3.00%	273	1.81	to	17.94	671	1.81%	-22.66%	to	-21.58%
2017	1.40%	to	3.00%	296	2.31	to	22.90	973	0.79%	10.23%	to	12.14%
2016	1.40%	to	3.00%	360	2.06	to	20.49	1,081	0.80%	8.93%	to	10.75%
VanEck Emerging Markets Bond (VWBF)
2020	0.00%	to	2.65%	70,648	1.99	to	18.62	216,792	6.33%	6.07%	to	8.92%
2019	0.00%	to	2.80%	75	1.85	to	17.38	199	0.38%	9.29%	to	12.62%
2018	1.40%	to	10.03%	81	1.66	to	15.69	234	6.70%	-8.92%	to	-6.01%
2017	1.40%	to	7.74%	80	1.80	to	17.00	218	2.12%	8.96%	to	12.02%
2016	1.40%	to	7.16%	83	1.62	to	15.39	209	0.00%	3.25%	to	6.67%
VanEck VIP Emerging Markets (VWEM)
2020	1.40%	to	2.25%	140,353	4.02	to	41.47	754,877	1.88%	14.64%	to	15.62%
2019	1.40%	to	3.00%	158	3.48	to	35.96	793	0.46%	26.74%	to	30.60%
2018	1.40%	to	3.00%	170	2.70	to	27.99	660	0.32%	-25.76%	to	-23.53%
2017	1.40%	to	3.00%	200	3.58	to	37.20	1,012	0.43%	46.59%	to	51.20%
2016	1.40%	to	5.39%	222	2.41	to	25.04	741	0.47%	-2.86%	to	0.00%
VanEck VIP Global Hard Assets Initial Cl (VWHA)
2020	0.00%	to	3.00%	169,157	2.68	to	22.49	602,781	0.84%	15.59%	to	19.11%
2019	0.00%	to	3.00%	231	2.28	to	19.19	715	0.00%	8.56%	to	11.87%
2018	1.40%	to	9.92%	243	2.07	to	17.44	695	0.00%	-30.43%	to	-28.25%
2017	1.40%	to	7.70%	255	2.93	to	24.73	982	0.00%	-4.58%	to	-1.67%
2016	1.40%	to	7.20%	287	3.02	to	25.57	1,280	0.41%	39.51%	to	43.43%
Wells Fargo VT Discovery (SVDF)
2020	1.40%	to	2.80%	51,686	57.14	to	67.07	3,439,918	0.00%	58.16%	to	60.39%
2019	1.40%	to	2.80%	56	36.13	to	41.82	2,331	0.00%	35.18%	to	39.02%
2018	1.40%	to	3.00%	60	25.88	to	36.98	1,822	0.00%	-9.83%	to	-7.04%
2017	1.40%	to	3.00%	65	28.70	to	39.78	2,160	0.00%	25.33%	to	29.11%
2016	1.40%	to	3.00%	81	22.90	to	30.81	2,116	0.00%	4.47%	to	7.65%
Wells Fargo VT Opportunity (SVOF)
2020	0.00%	to	2.80%	231,789	4.92	to	56.21	1,999,618	0.44%	17.66%	to	21.00%
2019	0.00%	to	2.80%	243	4.06	to	47.15	1,748	0.28%	27.84%	to	31.46%
2018	1.40%	to	10.00%	252	3.09	to	36.16	1,409	0.19%	-9.92%	to	-7.21%
2017	1.40%	to	7.74%	275	3.33	to	39.60	1,678	0.66%	16.93%	to	20.65%
2016	1.40%	to	7.18%	296	2.76	to	33.42	1,627	2.01%	8.88%	to	12.20%

*

This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.
*****	Units and Contract Owners’ Equity is presented rounded in (000’s) for the years 2016 – 2019 and is presented unrounded for 2020, as applicable.